BT INSTITUTIONAL FUNDS

INSTITUTIONAL
CASH
MANAGEMENT
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                     INSTITUTIONAL CASH MANAGEMENT FUND                        1
                     -----------------------------------------------------------


TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . .      2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . .      2
INSTITUTIONAL CASH MANAGEMENT FUND
          Statement of Assets and Liabilities   . . . . . . . . . . . . .      4
          Statement of Operations   . . . . . . . . . . . . . . . . . . .      4
          Statements of Changes in Net Assets   . . . . . . . . . . . . .      5
          Financial Highlights  . . . . . . . . . . . . . . . . . . . . .      6
CASH MANAGEMENT PORTFOLIO
          Statement of Assets and Liabilities   . . . . . . . . . . . . .      7
          Statement of Operations   . . . . . . . . . . . . . . . . . . .      7
          Statements of Changes in Net Assets   . . . . . . . . . . . . .      8
          Financial Highlights  . . . . . . . . . . . . . . . . . . . . .      8
          Schedule of Portfolio Investments   . . . . . . . . . . . . . .      9
INSTITUTIONAL CASH MANAGEMENT FUND
          Notes to Financial Statements   . . . . . . . . . . . . . . . .     13
          Report of Independent Accountants   . . . . . . . . . . . . . .     14
CASH MANAGEMENT PORTFOLIO
          Notes to Financial Statements   . . . . . . . . . . . . . . . .     15
          Report of Independent Accountants   . . . . . . . . . . . . . .     16

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Institutional Cash Management Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Institutional Cash Management Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    INSTITUTIONAL CASH MANAGEMENT FUND                         2
                    ------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

     February 13, 1996

     Dear Shareholders:

     We are pleased to present your 1995 Annual Report for BT Institutional Funds Institutional Cash Management Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance for the year ended December 31, 1995. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

     Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the Institutional Cash Management Fund and are looking forward to serving your investment needs.




     Philip W. Coolidge
     President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

     Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shorter after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19, 1995.

     While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

     The Fund's weighted average maturity stands at 36 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1996, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                      INSTITUTIONAL CASH MANAGEMENT FUND                       3
                      ----------------------------------------------------------


================================================================================
OBJECTIVE                     Seeks high current income consistent with
                              liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Bank obligations, commercial paper, U.S. Treasury
                              obligations and repurchase agreements
                              collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------
RATINGS                       S&P: AAAm
                              Moody's: AAA
--------------------------------------------------------------------------------
STATUS AT                     Seven day effective yield: 5.71%
DECEMBER 31, 1995             Average maturity: 39 days
                              Net Assets: $1,010.9 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF
PORTFOLIO INVESTMENTS BY ASSET TYPE
December 31, 1995 (percentages are
based on market value)

Commercial Paper             38.84%
Certificates of Deposit      30.83%
Eurodollar Time Deposits     22.90%
Repurchase Agreement          3.79%
Floating Rate Notes           2.84%
U.S. Government Agency Note   0.80%

[FIGURE 1]

================================================================================

ABOUT THE                     DARLENE M. RASEL
PORTFOLIO MANAGER             Vice President

                              - Responsible for managing the Money Market and
                                Treasury Mutual Funds.
                              - Formerly, Head of Collateral Management Desk
                                for five years before joining Global Investment Management.
                              - Fifteen years investment experience, including
                                eight years at Bankers Trust.

                      INSTITUTIONAL CASH MANAGEMENT FUND                       4
                      ----------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Investment in Cash Management Portfolio, at Value                                                              $1,011,457,730
-----------------------------------------------------------------------------------------------------------------------------------
      Receivable for Shares of Beneficial Interest Sold                                                                      21,001
-----------------------------------------------------------------------------------------------------------------------------------
      Prepaid Expenses and Other                                                                                             27,497
-----------------------------------------------------------------------------------------------------------------------------------
      Due from Bankers Trust                                                                                                 45,940
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                                    1,011,552,168
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
      Dividends Payable                                                                                                     578,633
-----------------------------------------------------------------------------------------------------------------------------------
      Accrued Expenses and Other                                                                                             99,123
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                                     677,756
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 1,011,568,872 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                             $1,010,874,412
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, Subscription and Redemption Price
Per Share ($1,010,874,412/1,011,568,872 Shares)                                                                      $         1.00
===================================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Paid-in Capital                                                                                                $1,011,568,872
-----------------------------------------------------------------------------------------------------------------------------------
      Accumulated Net Realized Loss from Securities Transactions                                                           (694,460)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                        $1,010,874,412
===================================================================================================================================

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
      Income Allocated from Cash Management Portfolio, net                                                           $   37,803,062
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
      Administration and Services                                                           $ 327,340
-----------------------------------------------------------------------------------------------------------------------------------
      Professional                                                                              9,251
-----------------------------------------------------------------------------------------------------------------------------------
      Shareholders Reports                                                                     22,198
-----------------------------------------------------------------------------------------------------------------------------------
      Registration                                                                             85,728
-----------------------------------------------------------------------------------------------------------------------------------
      Trustees                                                                                  6,416
-----------------------------------------------------------------------------------------------------------------------------------
      Miscellaneous                                                                             5,637
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                          456,570
-----------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses Absorbed by Bankers Trust                                               (129,230)                      327,340
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    37,475,722
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                               69,289
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $   37,545,011
===================================================================================================================================


             See Notes to Financial Statements on Pages 13 and 14

                      INSTITUTIONAL CASH MANAGEMENT FUND                       5
                      ----------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                              For the                       For the
                                                                                           year ended                    year ended
                                                                                             December                      December
                                                                                             31, 1995                      31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                           $    37,475,722               $    34,184,817
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) from Securities Transactions                                    69,289                    (5,994,447)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Operations                                           37,545,011                    28,190,370
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                               (37,475,722)                  (34,184,817)
-----------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Asset Value of $1.00 per share)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Proceeds from Shares Sold                                                     9,449,379,844                10,302,248,027
-----------------------------------------------------------------------------------------------------------------------------------
      Dividends Reinvested                                                                 29,013,898                    21,787,108
-----------------------------------------------------------------------------------------------------------------------------------
      Value of Shares Redeemed                                                         (9,131,737,120)              (11,509,329,518)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from Transactions in
        Shares of Beneficial Interest                                                     346,656,622                (1,185,294,383)
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds Contributed                                                                       -                        5,215,181
-----------------------------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE (DECREASE) IN NET ASSETS                                             346,725,911                (1,186,073,649)
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of Year                                                                   664,148,501                 1,850,222,150
-----------------------------------------------------------------------------------------------------------------------------------
      End of Year                                                                     $ 1,010,874,412               $   664,148,501
===================================================================================================================================


              See Notes to Financial Statements on Pages 13 and 14

                      INSTITUTIONAL CASH MANAGEMENT FUND                       6
                      ----------------------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the Institutional Cash Management Fund.

------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ended December 31,
                                                           -------------------------------------------------------------------
                                                            1995            1994           1993            1992           1991
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Year                         $1.00           $1.00          $1.00          $1.00           $1.00
                                                           -----           -----          -----          -----           -----
Income from Investment Operations
   Net Investment Income                                    0.06            0.04           0.03           0.04            0.06
   Net Realized Gain (Loss) from
     Securities Transactions                                0.00+          (0.01)          0.00+          0.00+           0.00+
                                                           -----           -----          -----          -----           -----
   Total from Investment Operations                         0.06            0.03           0.03           0.04            0.06
                                                           -----           -----          -----          -----           -----
Contribution of Capital                                        -            0.01              -              -               -
                                                           -----           -----          -----          -----           -----
Distributions From
   Net Investment Income                                   (0.06)          (0.04)         (0.03)         (0.04)          (0.06)
   Net Realized Gain from
     Securities Transactions                                   -               -          (0.00)+        (0.00)+         (0.00)+
                                                           -----           -----          -----          -----           -----
   Total Distributions                                     (0.06)          (0.04)         (0.03)         (0.04)          (0.06)
                                                           -----           -----          -----          -----           -----
Net Asset Value, End of Year                               $1.00           $1.00          $1.00          $1.00           $1.00
                                                           =====           =====          =====          =====           =====
TOTAL INVESTMENT RETURN                                    5.89%         4.18%++          3.05%           3.58%          6.20%
RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment Income to
   Average Net Assets                                      5.72%           3.98%          3.01%           3.48%          5.82%
Ratio of Expenses to Average Net
   Assets, Including Expenses of the
   Cash Management Portfolio                               0.23%           0.23%          0.25%           0.25%          0.25%
Decrease Reflected in Above
   Expense Ratio Due to Absorption
   of Expenses by Bankers Trust                            0.04%           0.03%          0.02%           0.04%          0.09%
Net Assets, End of Year
   (000's omitted)                                    $1,010,874        $664,149     $1,850,222      $1,334,517       $806,690

 + Less than $0.01 per share
++ Increased by 0.91% due to Contribution of Capital.


             See Notes to Financial Statements on Pages 13 and 14

                          CASH MANAGEMENT PORTFOLIO                            7
                          ------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Investments, at Value                                                                                          $2,636,244,326
-----------------------------------------------------------------------------------------------------------------------------------
      Cash                                                                                                                  234,792
-----------------------------------------------------------------------------------------------------------------------------------
      Interest Receivable                                                                                                 9,803,616
-----------------------------------------------------------------------------------------------------------------------------------
      Prepaid Expenses and Other                                                                                             19,395
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                                    2,646,302,129
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
      Due to Bankers Trust                                                                                                  336,262
-----------------------------------------------------------------------------------------------------------------------------------
      Payable for Securities Purchased                                                                                   30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
      Accrued Expenses and Other                                                                                             33,650
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                                  30,369,912
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $2,615,932,217
===================================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Paid-in Capital                                                                                                $2,615,932,217
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                        $2,615,932,217
===================================================================================================================================

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                                       $  152,708,666
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
      Advisory                                                                             $3,847,729
-----------------------------------------------------------------------------------------------------------------------------------
      Administration and Services                                                           1,282,576
-----------------------------------------------------------------------------------------------------------------------------------
      Professional                                                                             34,574
-----------------------------------------------------------------------------------------------------------------------------------
      Trustees                                                                                  1,868
-----------------------------------------------------------------------------------------------------------------------------------
      Miscellaneous                                                                            28,778
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                        5,195,525
-----------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses Absorbed by Bankers Trust                                               (578,251)                    4,617,274
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   148,091,392
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                              268,537
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $  148,359,929
===================================================================================================================================


                 See Notes to Financial Statements on Page 15

                          CASH MANAGEMENT PORTFOLIO                            8
                          ------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                              For the                       For the
                                                                                           year ended                    year ended
                                                                                             December                      December
                                                                                             31, 1995                      31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                          $    148,091,392              $    107,531,263
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) from Securities Transactions                                   268,537                   (21,679,797)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Operations                                          148,359,929                    85,851,466
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds from Capital Invested                                                   35,062,532,338                29,684,647,236
-----------------------------------------------------------------------------------------------------------------------------------
      Value of Capital Withdrawn                                                      (35,329,985,394)              (28,984,267,374)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from Capital Transactions                    (267,453,056)                  700,379,862
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds Contributed                                                                      -                        18,718,663
-----------------------------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (119,093,127)                  804,949,991
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of Year                                                                 2,735,025,344                 1,930,075,353
-----------------------------------------------------------------------------------------------------------------------------------
      End of Year                                                                    $  2,615,932,217              $  2,735,025,344
===================================================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Cash Management Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the year ended December 31,
                                                   --------------------------------------------------------------------------------
                                                   1995                1994               1993             1992             1991
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
      Income to Average Net Assets                5.77%               4.24%              3.06%            3.52%            5.85%
Ratio of Expenses to
      Average Net Assets                          0.18%               0.18%              0.20%            0.22%            0.25%
Decrease Reflected in Above
      Ratio of Expenses to Average
      Net Assets Due to Absorption
      of Expenses by Bankers Trust                0.02%               0.02%             0.00%+           0.00%+            0.01%
      Net Assets, End of Year
        (000's omitted)                      $2,615,932          $2,735,025         $1,930,075       $1,438,688         $934,402

+ Less than 0.01%


                  See Notes to Financial Statements on Page 15

                          CASH MANAGEMENT PORTFOLIO                            9
                          ------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    CERTIFICATES OF DEPOSIT - 31.07%
------------------------------------------------------------------------------------------------------------------------------
$     5,000,000     Abbey National Bank, 5.76%, 2/1/96                                                            $  4,999,857
------------------------------------------------------------------------------------------------------------------------------
     35,000,000     Bank of America, 5.78%, 1/31/96                                                                 35,000,000
------------------------------------------------------------------------------------------------------------------------------
     13,000,000     Bank of Nova Scotia, 5.77%, 2/1/96                                                              13,000,554
------------------------------------------------------------------------------------------------------------------------------
                    Bank of Tokyo:
     30,000,000     5.90%, 1/16/96                                                                                  30,000,122
     29,000,000     5.90%, 1/22/96                                                                                  29,000,166
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Bayerische Hypotheka, 5.83%, 1/16/96                                                            25,000,205
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Bayerische Landesbank, 5.80%, 1/24/96                                                           21,000,021
------------------------------------------------------------------------------------------------------------------------------
     46,000,000     Bayerische Vereinsbank, 5.80%, 1/31/96                                                          46,000,380
------------------------------------------------------------------------------------------------------------------------------
      9,000,000     Credit Suisse, 5.73%, 1/9/96                                                                     8,999,612
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Deutsche, 5.79%, 1/25/96                                                                        50,000,000
------------------------------------------------------------------------------------------------------------------------------
     28,000,000     Hessen Thuringer, 5.795%, 1/31/96                                                               27,999,505
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Industrial Bank of Japan, 5.89%, 1/22/96                                                        25,000,143
------------------------------------------------------------------------------------------------------------------------------
                    Kreditbank:
     40,000,000     5.80%, 1/24/96                                                                                  40,000,253
     30,000,000     5.75%, 2/21/96                                                                                  30,000,420
------------------------------------------------------------------------------------------------------------------------------
     26,000,000     Mellon Bank, 5.78%, 2/5/96                                                                      26,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Mitsubishi Bank, 6.15%, 1/2/96                                                                  25,000,012
------------------------------------------------------------------------------------------------------------------------------
     28,000,000     Morgan Guaranty, 5.51%, 6/11/96                                                                 28,001,226
------------------------------------------------------------------------------------------------------------------------------
                    National Westminster Bank:
      2,000,000     5.81%, 2/1/96                                                                                    2,000,111
     40,000,000     5.72%, 2/16/96                                                                                  39,999,770
     29,300,000     5.70%, 2/16/96                                                                                  29,302,639
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Rabobank, 5.76%, 1/31/96                                                                        25,000,206
------------------------------------------------------------------------------------------------------------------------------
                    Sanwa Bank:
     38,000,000     5.91%, 1/31/96                                                                                  38,000,309
     24,000,000     5.86%, 2/9/96                                                                                   23,997,792
------------------------------------------------------------------------------------------------------------------------------
                    Societe Generale:
     25,000,000     5.82%, 1/5/96                                                                                   25,000,000
     39,400,000     5.66%, 3/4/96                                                                                   39,400,559
     30,000,000     5.71%, 3/4/96                                                                                   30,000,988
------------------------------------------------------------------------------------------------------------------------------
                    Sumitomo Bank:
     35,000,000     5.98%, 1/16/96                                                                                  35,000,143
     20,000,000     5.89%, 1/22/96                                                                                  20,000,114
     10,000,000     5.91%, 1/22/96                                                                                  10,000,057
------------------------------------------------------------------------------------------------------------------------------
     30,000,000     Toronto Dominion, 5.64%, 4/2/96                                                                 30,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $812,705,164)                                                                                     $812,705,164
==============================================================================================================================


                 See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             10
                        --------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    COMMERCIAL PAPER - 39.14%
------------------------------------------------------------------------------------------------------------------------------
$    36,500,000     Abbey National Bank of North America, 5.58%, 3/14/96                                           $36,087,003
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Asset Securitization, 5.66%, 2/15/96                                                            20,851,425
------------------------------------------------------------------------------------------------------------------------------
     11,500,000     Banco Bilbao Vizcaya, 5.71%, 2/5/96                                                             11,436,159
------------------------------------------------------------------------------------------------------------------------------
     20,000,000     Bank of America, 5.28%, 6/5/96                                                                  19,542,400
------------------------------------------------------------------------------------------------------------------------------
     29,000,000     Bank Brussels Lambert of North America, 5.58%, 4/18/96                                          28,514,540
------------------------------------------------------------------------------------------------------------------------------
     30,500,000     BTR Dunlop, 5.65%, 2/16/96                                                                      30,279,807
------------------------------------------------------------------------------------------------------------------------------
     23,000,000     Caisse des Depots et Consignations, 5.80%, 1/11/96                                              22,962,944
------------------------------------------------------------------------------------------------------------------------------
     15,000,000     Central Hispana, 5.75%, 1/25/96                                                                 14,942,500
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Commonwealth Bank Australia, 5.41%, 4/2/96                                                      49,308,722
------------------------------------------------------------------------------------------------------------------------------
      7,000,000     Dun & Bradstreet, 5.59%, 3/19/96                                                                 6,915,218
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Finnish Export Credit, 5.71%, 1/23/96                                                           24,912,764
------------------------------------------------------------------------------------------------------------------------------
                    General Electric Capital:
     20,000,000     5.81%, 1/18/96                                                                                  19,945,128
     25,000,000     5.53%, 4/3/96                                                                                   24,642,854
------------------------------------------------------------------------------------------------------------------------------
     25,700,000     General Electric Capital Services, 5.68%, 2/5/96                                                25,558,079
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Goldman Sachs, 5.53%, 3/18/96                                                                   24,704,299
------------------------------------------------------------------------------------------------------------------------------
     14,000,000     Hanson Finance, 5.65%, 3/7/96                                                                   13,854,983
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Hewlett-Packard, 5.63%, 2/15/96                                                                 20,852,213
------------------------------------------------------------------------------------------------------------------------------
                    KFW International Finance:
     35,000,000     5.715%, 1/30/96                                                                                 34,838,869
     30,000,000     5.65%, 3/6/96                                                                                   29,693,958
------------------------------------------------------------------------------------------------------------------------------
                    Kingdom of Sweden:
     20,000,000     5.00%, 1/31/96                                                                                  19,905,000
      6,000,000     5.65%, 2/15/96                                                                                   5,957,625
     25,000,000     5.66%, 2/21/96                                                                                  24,799,542
      1,815,000     5.68%, 2/27/96                                                                                   1,798,677
     25,000,000     5.66%, 2/28/96                                                                                  24,772,028
     25,000,000     5.62%, 3/11/96                                                                                  24,726,806
------------------------------------------------------------------------------------------------------------------------------
     20,300,000     Manitoba Hydro Electric, 5.65%, 2/15/96                                                         20,156,631
------------------------------------------------------------------------------------------------------------------------------
                    McKenna Triangle:
     25,000,000     5.75%, 1/25/96                                                                                  24,904,167
     20,000,000     5.72%, 1/26/96                                                                                  19,920,556
     30,000,000     5.68%, 2/6/96                                                                                   29,829,600
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Merrill Lynch, 5.72%, 1/31/96                                                                   24,880,833
------------------------------------------------------------------------------------------------------------------------------
                    Morgan Stanley:
     23,500,000     6.00%, 1/5/96                                                                                   23,484,333
     25,000,000     5.77%, 1/25/96                                                                                  24,903,833
     40,000,000     5.70%, 2/9/96                                                                                   39,753,000
==============================================================================================================================


                 See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             11
                        --------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
$    30,805,000     National Australia Funding, 5.30%, 6/14/96                                                  $   30,056,695
------------------------------------------------------------------------------------------------------------------------------
                    National Rural Utility:
     15,000,000     5.65%, 2/16/96                                                                                  14,891,708
     35,000,000     5.50%, 3/5/96                                                                                   34,657,778
------------------------------------------------------------------------------------------------------------------------------
                    New South Wales Treasury:
     25,000,000     5.70%, 1/24/96                                                                                  24,908,958
     12,000,000     5.56%, 2/9/96                                                                                   11,927,720
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Philip Morris, 6.20%, 1/2/96                                                                    24,995,694
------------------------------------------------------------------------------------------------------------------------------
     20,000,000     Province of Alberta, 5.75%, 1/26/96                                                             19,920,139
------------------------------------------------------------------------------------------------------------------------------
     70,000,000     Prudential Funding, 6.054%, 1/2/96                                                              70,000,000
------------------------------------------------------------------------------------------------------------------------------
     10,000,000     Receivables Capital, 5.80%, 1/31/96                                                              9,951,667
------------------------------------------------------------------------------------------------------------------------------
     13,000,000     Sheffield, 5.80%, 1/22/96                                                                       12,956,017
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $1,023,902,872)                                                                                 $1,023,902,872
==============================================================================================================================
                    EURODOLLAR TIME DEPOSITS - 23.08%
------------------------------------------------------------------------------------------------------------------------------
                    Bank of America:
$    17,000,000     5.76%, 3/27/96                                                                              $   17,000,000
     30,000,000     5.50%, 4/5/96                                                                                   30,000,000
------------------------------------------------------------------------------------------------------------------------------
     35,000,000     Bank of Scotland, 5.813%, 2/13/96                                                               35,000,000
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Canadian Imperial Bank of Commerce, 6.00%, 1/2/96                                               50,000,000
------------------------------------------------------------------------------------------------------------------------------
     72,791,998     Commerz Bank, 3.50%, 1/2/96                                                                     72,791,998
------------------------------------------------------------------------------------------------------------------------------
                    Dresdner Bank:
    100,000,000     5.938%, 1/2/96                                                                                 100,000,000
     10,000,000     5.75%, 3/4/96                                                                                   10,000,000
------------------------------------------------------------------------------------------------------------------------------
    100,000,000     International Nederlander, 6.00%, 1/2/96                                                       100,000,000
------------------------------------------------------------------------------------------------------------------------------
     14,000,000     Kreditbank, 5.75%, 3/15/96                                                                      14,000,000
------------------------------------------------------------------------------------------------------------------------------
                    Mitsubishi Bank:
     25,000,000     6.25%, 1/19/96                                                                                  25,000,000
     25,000,000     5.906%, 3/5/96                                                                                  25,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     National Westminster, 5.813%, 1/29/96                                                           25,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Nordeutsche Landesbank, 5.75%, 2/29/96                                                          25,000,000
------------------------------------------------------------------------------------------------------------------------------
     75,000,000     Toronto Dominion, 6.00%, 1/2/96                                                                 75,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $603,791,998)                                                                                   $  603,791,998
==============================================================================================================================
                    FLOATING RATE NOTES - 2.86%
------------------------------------------------------------------------------------------------------------------------------
                    Student Loan Marketing Association:
$    50,000,000     Variable Rate Weekly, 5.22%, 11/24/97                                                       $   49,885,005
     25,000,000     Variable Rate Weekly, 5.24%, 9/28/98                                                            24,993,148
------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $74,878,153)                                                                                    $   74,878,153
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             12
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    U.S. GOVERNMENT AGENCY NOTES - 0.80%
------------------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Association:
$     9,820,000     5.14%, 6/25/96                                                                              $    9,573,234
     11,690,000     5.14%, 6/27/96                                                                                  11,392,905
------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
(Amortized Cost $20,966,139)                                                                                    $   20,966,139
==============================================================================================================================
                    REPURCHASE AGREEMENT - 3.82%
------------------------------------------------------------------------------------------------------------------------------
   $100,000,000     Repurchase Agreement with Swiss Bank, dated 12/29/1995, 5.90%,
                    Principal and Interest in the Amount of $100,049,167, due 1/2/96,
                    (Collateralized by Federal Home Loan Mortgage, par value of
                    $25,000,000, 7.61%,
                    due 9/1/04, value of $26,386,331, $25,000,000, 7.88%,
                    due 8/5/04, value of $26,659,471, Federal National Mortgage
                    Association, par value of $970,000, 7.50%
                    due 2/11/02, value of
                    $1,087,494 Federal Home Loan Banks Medium Term Construction
                    Bonds, par value of $15,000,000, 6.05%, due 3/10/99, value of $15,281,575,
                    Federal Farm Credit Banks Construction System-wide Medium-Term
                    Notes, par value of $6,000,000, 5.41%, due 12/7/98, value of $5,974,410,
                    Federal Home Loan Bank Construction Discount Notes, par value of
                    $25,000,000, due 2/22/96, value of $24,828,473 and Federal Home Loan
                    Bank, par value of $4,000,000, 8.00%, due 7/25/96, value of $4,195,761)                     $  100,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(Amortized Cost $2,636,244,326)                                                                   100.77%       $2,636,244,326
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (0.77)          (20,312,109)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        100.00%       $2,615,932,217
==============================================================================================================================


                  See Notes to Financial Statements on Page 15

                      INSTITUTIONAL CASH MANAGEMENT FUND                      13
                      ----------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its investable assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 39% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro-rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily and pay monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $327,340.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.23 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $129,230.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

                      INSTITUTIONAL CASH MANAGEMENT FUND                      14
                      ----------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $5,215,181. Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $709,997, which will expire in 2002.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Institutional Cash Management Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Cash Management Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                          CASH MANAGEMENT PORTFOLIO                           15
                          ------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,282,576.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,847,729.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $578,251.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects a realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                          CASH MANAGEMENT PORTFOLIO                           16
                          ------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of the Cash Management Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INSTITUTIONAL FUNDS

INSTITUTIONAL
TREASURY
MONEY
FUND


ANNUAL REPORT
DECEMBER 31, 1995

                             INSTITUTIONAL TREASURY MONEY FUND                 1
                             ---------------------------------------------------


TABLE OF CONTENTS
================================================================================


INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . .       2
LETTER TO SHAREHOLDERS FROM
   INVESTMENT ADVISER   . . . . . . . . . . . . . . . . . . . . . . .       2
INSTITUTIONAL TREASURY MONEY FUND . . . . . . . . . . . . . . . . . .
       Statement of Assets and Liabilities  . . . . . . . . . . . . .       4
       Statement of Operations  . . . . . . . . . . . . . . . . . . .       4
       Statements of Changes in Net Assets  . . . . . . . . . . . . .       5
       Financial Highlights   . . . . . . . . . . . . . . . . . . . .       6
TREASURY MONEY PORTFOLIO
       Statement of Assets and Liabilities  . . . . . . . . . . . . .       7
       Statement of Operations  . . . . . . . . . . . . . . . . . . .       7
       Statements of Changes in Net Assets  . . . . . . . . . . . . .       8
       Financial Highlights   . . . . . . . . . . . . . . . . . . . .       8
       Schedule of Portfolio Investments  . . . . . . . . . . . . . .       9
INSTITUTIONAL TREASURY MONEY FUND
       Notes to Financial Statements  . . . . . . . . . . . . . . . .      11
       Report of Independent Accountants  . . . . . . . . . . . . . .      12
TREASURY MONEY PORTFOLIO
       Notes to Financial Statements  . . . . . . . . . . . . . . . .      13
       Report of Independent Accountants  . . . . . . . . . . . . . .      14


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Institutional Treasury Money Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Institutional Treasury Money Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                             INSTITUTIONAL TREASURY MONEY FUND                 2
                             ---------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

      February 13, 1996

      Dear Shareholders:

      We are pleased to present your 1995 Annual Report for the BT Institutional Treasury Money Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. In addition, the report contains a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

      Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

      We appreciate your ongoing support of the Institutional Treasury Money Fund and are looking forward to serving your investment needs.


      Philip W. Coolidge
      President

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

      Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

      Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shortly after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19.

      While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

      The Fund's weighted average maturity stands at 44 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                             INSTITUTIONAL TREASURY MONEY FUND                 3
                             ---------------------------------------------------


================================================================================
OBJECTIVE                        Seeks high current income consistent
                                 with liquidity and preservation of
                                 capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS           Direct obligations of U.S. Treasury and
                                 repurchase agreements collateralized
                                 by U.S. Treasury obligations.
--------------------------------------------------------------------------------
RATINGS                          S&P: AAAm
                                 Moody's: Aaa
--------------------------------------------------------------------------------
STATUS AT                        Seven day effective yield: 5.49%
DECEMBER 31, 1995                Average maturity: 45 days
                                 Net Assets: $1,325.1 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

Repurchase Agreements                 48.36%
U.S. Treasury Notes                   27.84%
U.S. Treasury Bills                   23.80%

[FIGURE 1]

================================================================================

ABOUT THE                     DARLENE M. RASEL
PORTFOLIO MANAGER             Vice President

                              - Responsible for managing the Money Market and
                                Treasury Mutual Funds.
                              - Formerly, Head of Collateral Management Desk
                                for five years before joining Global Investment Management.
                              - Fifteen years investment experience, including
                                eight years at Bankers Trust.

                             INSTITUTIONAL TREASURY MONEY FUND                 4
                             ---------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
==============================================================================================================================
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------
    Investment in Treasury Money Portfolio, at Value                                                            $1,325,387,722
------------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                           4,002
------------------------------------------------------------------------------------------------------------------------------
    Due From Bankers Trust                                                                                             194,636
------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                                 1,325,586,360
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
    Dividends Payable                                                                                                  195,408
------------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                         321,669
------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                                  517,077
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 1,325,057,506 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                        $1,325,069,283
==============================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($1,325,069,283/1,325,057,506 Shares)                                                                           $         1.00
==============================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                             $1,325,057,506
------------------------------------------------------------------------------------------------------------------------------
    Undistributed Net Realized Gain from Securities Transactions                                                        11,777
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                   $1,325,069,283
==============================================================================================================================

STATEMENT OF OPERATIONS
==============================================================================================================================
For the year ended December 31, 1995

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
    Income Allocated from Treasury Money Portfolio, net                                                         $   30,608,120
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                                 $ 274,216
------------------------------------------------------------------------------------------------------------------------------
    Registration                                                                                  292,196
------------------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                           17,466
------------------------------------------------------------------------------------------------------------------------------
    Professional                                                                                    9,376
------------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                        6,366
------------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                                  14,974
------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                614,594
------------------------------------------------------------------------------------------------------------------------------
    Less:Expenses Absorbed by Bankers Trust                                                      (340,378)             274,216
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                               30,333,904
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                          74,117
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                      $   30,408,021
==============================================================================================================================

                  See Notes to Financial Statements on Page 11

                             INSTITUTIONAL TREASURY MONEY FUND                 5
                             ---------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================
                                                                                                  For the              For the
                                                                                               year ended           year ended
                                                                                                 December             December
                                                                                                 31, 1995             31, 1994
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                                    $ 30,333,904           $5,906,390
------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                          74,117              (23,702)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                 30,408,021            5,882,688
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                                     (30,333,904)          (5,906,390)
------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                (39,668)              --
------------------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets from Distributions                                             (30,373,572)          (5,906,390)
------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(at Net Asset Value of $1.00 per Share)
------------------------------------------------------------------------------------------------------------------------------
    Net Proceeds from Shares Sold                                                           5,234,318,300        1,332,544,359
------------------------------------------------------------------------------------------------------------------------------
    Dividends Reinvested                                                                       16,232,391            4,168,968
------------------------------------------------------------------------------------------------------------------------------
    Value of Shares Redeemed                                                               (4,107,617,255)      (1,298,554,174)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Transactions in
------------------------------------------------------------------------------------------------------------------------------
       Shares of Beneficial Interest                                                        1,142,933,436           38,159,153
------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                                            1,142,967,885           38,135,451
==============================================================================================================================
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                         182,101,398          143,965,947
------------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                           $ 1,325,069,283         $182,101,398
==============================================================================================================================


                  See Notes to Financial Statements on Page 11

                             INSTITUTIONAL TREASURY MONEY FUND                 6
                             ---------------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for the Institutional Treasury Money Fund.

---------------------------------------------------------------------------------------------------------------------
                                                                For the year ended December 31,
                                              -----------------------------------------------------------------------
                                                    1995            1994          1993            1992           1991
---------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Year                 $1.00           $1.00         $1.00           $1.00          $1.00
                                                   -----           -----         -----           -----          -----
Income from Investment Operations
  Net Investment Income                             0.06            0.04          0.03            0.04           0.06
  Net Realized Gain (Loss) on Securities            0.00+          (0.00)+        0.00+           0.00+          0.00+
                                                   -----           -----         -----           -----          -----
  Total from Investment Operations                  0.06            0.04          0.03            0.04           0.06
                                                   -----           -----         -----           -----          -----
Distributions From
  Net Investment Income                            (0.06)          (0.04)        (0.03)          (0.04)         (0.06)
  Net Realized Gain
    from Securities Transactions                   (0.00)+            -          (0.00)+         (0.00)+        (0.00)+
                                                   -----           -----         -----           -----          -----
  Total Distributions                              (0.06)          (0.04)        (0.03)          (0.04)         (0.06)
                                                   -----           -----         -----           -----          -----
Net Asset Value, End of Year                       $1.00           $1.00         $1.00           $1.00          $1.00
                                                   =====           =====         =====           =====          =====
TOTAL INVESTMENT RETURN                            5.71%           3.92%         2.94%           3.56%          5.84%

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                       5.53%           3.97%         2.88%           3.47%          5.54%
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Treasury
  Money Portfolio                                  0.25%           0.25%         0.25%           0.25%          0.25%
Decrease Reflected in Above Expense
  Ratio Due to Absorption of Expenses by
  Bankers Trust                                    0.07%           0.04%         0.03%           0.04%          0.12%

Net Assets, End of Year (000's omitted)       $1,325,069        $182,101      $143,966        $102,182       $131,406

+Less than $0.01 per share

                  See Notes to Financial Statements on Page 11

                             TREASURY MONEY PORTFOLIO                          7
                             ---------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
==============================================================================================================================
December 31, 1995

------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Investments, at Value (including Repurchase Agreements amounting to $934,107,061)                           $1,931,571,982
------------------------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                              9,881,545
------------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                           9,051
------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                                 1,941,462,578
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                               339,711
------------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                          41,271
------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                                  380,982
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                      $1,941,081,596
==============================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                             $1,941,081,596
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                   $1,941,081,596
==============================================================================================================================


STATEMENT OF OPERATIONS
==============================================================================================================================
For the year ended December 31, 1995

------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                                    $   68,065,344
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                                   $1,764,890
------------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                                   588,297
------------------------------------------------------------------------------------------------------------------------------
    Professional                                                                                   32,849
------------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                                        1,868
------------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                                  35,248
------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                              2,423,152
------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                                      (69,965)           2,353,187
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                               65,712,157
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                         244,290
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                      $   65,956,447
==============================================================================================================================


                 See Notes to Financial Statements on Page 13

                             TREASURY MONEY PORTFOLIO                          8
                             ---------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================================
                                                                                                  For the              For the
                                                                                               year ended           year ended
                                                                                                 December             December
                                                                                                 31, 1995             31, 1994
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                                 $    65,712,157      $    30,804,929
------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                         244,290             (124,833)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                 65,956,447           30,680,096
------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                                         12,489,163,533        6,929,406,671
------------------------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                                            (11,496,812,976)      (6,866,790,869)
------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                                      992,350,557           62,615,802
------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                                            1,058,307,004           93,295,898
==============================================================================================================================
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Beginning of Year                                                                         882,774,592          789,478,694
------------------------------------------------------------------------------------------------------------------------------
    End of Year                                                                          $  1,941,081,596      $   882,774,592
==============================================================================================================================


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Treasury Money Portfolio.

---------------------------------------------------------------------------------------------------------------------
                                                                      For the year ended December 31,
                                               ----------------------------------------------------------------------
                                                     1995           1994          1993            1992           1991
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
    Average Net Assets                              5.58%          3.93%         2.93%           3.44%          5.58%

Ratio of Expenses to Average Net Assets             0.20%          0.20%         0.20%           0.22%          0.25%

Decrease Reflected in Above Ratio of
    Expenses to Average Net Assets
    Due to Absorption of Expenses
    by Bankers Trust                                0.01%          0.01%         0.01%           0.01%          0.01%

Net Assets, End of Year (000's omitted)        $1,941,082       $882,775      $789,479      $1,408,114       $671,138


                  See Notes to Financial Statements on Page 13

                             TREASURY MONEY PORTFOLIO                          9
                             ---------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
========================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                  DESCRIPTION                                                                                VALUE
========================================================================================================================

                        UNITED STATES TREASURY BILLS 23.69%
------------------------------------------------------------------------------------------------------------------------
$   50,000,000          5.42%, 1/18/96                                                                     $  49,872,028
------------------------------------------------------------------------------------------------------------------------
    50,000,000          5.44%, 2/8/96                                                                         49,712,757
------------------------------------------------------------------------------------------------------------------------
    50,000,000          5.47%, 2/22/96                                                                        49,605,306
------------------------------------------------------------------------------------------------------------------------
     1,000,000          5.35%, 2/29/96                                                                           991,231
------------------------------------------------------------------------------------------------------------------------
    50,000,000          5.31%, 3/7/96                                                                         49,513,250
------------------------------------------------------------------------------------------------------------------------
    25,000,000          5.34%, 3/14/96                                                                        24,729,545
------------------------------------------------------------------------------------------------------------------------
    25,000,000          5.34%, 4/4/96                                                                         24,651,416
------------------------------------------------------------------------------------------------------------------------
    25,000,000          5.33%, 5/2/96                                                                         24,548,854
------------------------------------------------------------------------------------------------------------------------
    70,000,000          5.23%, 5/9/96                                                                         68,688,769
------------------------------------------------------------------------------------------------------------------------
    30,000,000          4.93%, 5/16/96                                                                        29,441,833
------------------------------------------------------------------------------------------------------------------------
    40,000,000          5.24%, 5/30/96                                                                        39,127,500
------------------------------------------------------------------------------------------------------------------------
    50,000,000          5.17%, 6/6/96                                                                         48,872,653
------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY BILLS (Cost $459,755,142)                                                     $ 459,755,142
========================================================================================================================
                        UNITED STATES TREASURY NOTES - 27.70%
------------------------------------------------------------------------------------------------------------------------
$  125,000,000          4.00%, 1/31/96                                                                     $ 124,843,890
------------------------------------------------------------------------------------------------------------------------
   137,500,000          4.625%, 2/15/96                                                                      137,358,118
------------------------------------------------------------------------------------------------------------------------
   125,000,000          7.875%, 2/15/96                                                                      125,339,713
------------------------------------------------------------------------------------------------------------------------
    25,000,000          5.125%, 3/31/96                                                                       25,003,780
------------------------------------------------------------------------------------------------------------------------
   125,000,000          5.875%, 5/31/96                                                                      125,164,278
------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES TREASURY NOTES (Cost $537,709,779)                                                     $ 537,709,779
========================================================================================================================
                        REPURCHASE AGREEMENTS - 48.12%
------------------------------------------------------------------------------------------------------------------------
$   55,000,000          Repurchase Agreement with C.S.
                        First Boston, Inc., dated 12/1/95, 5.79%,
                        principal and interest in the amount of
                        $55,274,221, due 1/8/96, (Collateralized
                        by U.S. Treasury Strips, par value of
                        $96,977,000, 5.68%, due 5/15/05, value
                        of $57,110,361)                                                                    $  55,000,000
------------------------------------------------------------------------------------------------------------------------
   200,000,000          Repurchase Agreement with Goldman Sachs
                        & Co., dated 12/29/95, 5.85%, principal
                        and interest in the amount of $200,097,500,
                        due 1/2/96, (Collateralized by U.S. Treasury
                        Notes, par value $182,900,000, 7.75%, due
                        1/31/00, value of $204,568,431)                                                      200,000,000
------------------------------------------------------------------------------------------------------------------------
   104,107,061          Repurchase Agreement with Merrill Lynch & Co.,
                        Inc., dated 12/29/95, 5.50%, principal and
                        interest in the amount of $104,154,777,
                        due 1/2/96, (Collaterized by U.S. Treasury
                        Notes,par value $103,730,000, 6.875%, due
                        10/31/96, value of $106,282,152)                                                     104,107,061
------------------------------------------------------------------------------------------------------------------------
   175,000,000          Repurchase Agreement with Sanwa Bank, Ltd.,
                        dated 12/29/95, 5.90%, principal and interest
                        in the amount of $175,086,042, due 1/2/96,
                        (Collateralized by U.S. Treasury Notes, par
                        value $25,277,000, 7.25%, due 8/15/04, value
                        of $28,799,982, $50,000,000, 5.625%, due 10/31/97,
                        value of $50,861,951, $28,000,000, 6.125%,
                        due 5/31/97, value of $28,494,839, $40,000,000,
                        7.50%, due 2/15/05, value of $46,484,261 and
                        $23,000,000, 6.25%, due 8/31/00, value of
                        $24,285,397)                                                                         175,000,000
------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements on Page 13

                             TREASURY MONEY PORTFOLIO                         10
                             ---------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
========================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                  DESCRIPTION                                                                                VALUE
========================================================================================================================
   200,000,000          Repurchase Agreement with Swiss Bank Corp., dated
                        12/29/95, 5.90%, principal and interest in the amount
                        of $200,098,333, due 1/2/96, (Collateralized by U.S.
                        Treasury Strips, par value of $92,550,000, 5.68%,
                        due 5/15/05, value of $54,503,273, $118,050,000,
                        5.67%, due 2/15/05, value of $70,996,008 and
                        $114,100,000, 5.49%, due 8/15/02, value
                        of $79,691,719)                                                                   $  200,000,000
------------------------------------------------------------------------------------------------------------------------
   200,000,000          Tri Party Repurchase Agreement withMorgan Stanley
                        Group, Inc., dated 12/29/95, 5.85%, principal and
                        interest in the amount of $200,097,500, due 1/2/96,
                        (Collateralized by U.S. Treasury Notes, par value
                        of $177,090,000, 7.50%, due 2/15/05, value of
                        $205,797,445)                                                                        200,000,000
------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $934,107,061)                                                           $  934,107,061
========================================================================================================================
TOTAL INVESTMENTS (COST $1,931,571,982)                                                       99.51%      $1,931,571,982
------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                          0.49%           9,509,614
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   100.00%      $1,941,081,596
========================================================================================================================


                  See Notes to Financial Statements on Page 13

                             INSTITUTIONAL TREASURY MONEY FUND                11
                             ---------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its investable assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 68% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in the report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily, and to pay these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charge to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $274,216.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $340,378.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

                             INSTITUTIONAL TREASURY MONEY FUND                12
                             ---------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders
of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Institutional Treasury Money Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Treasury Money Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                             TREASURY MONEY PORTFOLIO                         13
                             ---------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $588,297.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,764,890.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $69,965.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                             TREASURY MONEY PORTFOLIO                         14
                             ---------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Treasury Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the Treasury Money Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INSTITUTIONAL FUNDS



EQUITY
500 INDEX
FUND



ANNUAL REPORT
DECEMBER 31, 1995

             EQUITY 500 INDEX FUND                                            1
             ------------------------------------------------------------------


TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . .      2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . .      2
EQUITY 500 INDEX FUND
          Statement of Assets and Liabilities   . . . . . . . . . . . . .      5
          Statement of Operations   . . . . . . . . . . . . . . . . . . .      5
          Statements of Changes in Net Assets   . . . . . . . . . . . . .      6
          Financial Highlights  . . . . . . . . . . . . . . . . . . . . .      7
EQUITY 500 INDEX PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . .
          Statement of Assets and Liabilities   . . . . . . . . . . . . .      8
          Statement of Operations   . . . . . . . . . . . . . . . . . . .      9
          Statements of Changes in Net Assets   . . . . . . . . . . . . .     10
          Financial Highlights  . . . . . . . . . . . . . . . . . . . . .     10
          Schedule of Portfolio Investments   . . . . . . . . . . . . . .     11
EQUITY 500 INDEX FUND
          Notes to Financial Statements   . . . . . . . . . . . . . . . .     19
          Report of Independent Accountants   . . . . . . . . . . . . . .     20
EQUITY 500 INDEX PORTFOLIO
          Notes to Financial Statements   . . . . . . . . . . . . . . . .     21
          Report of Independent Accountants   . . . . . . . . . . . . . .     22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Equity 500 Index Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Equity 500 Index Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

             EQUITY 500 INDEX FUND                                            2
             ------------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
===============================================================================

          February 13, 1996

          Dear Shareholders:

          We are pleased to present your 1995 Annual Report for the BT Institutional Funds Equity 500 Index Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

          Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

          We appreciate your ongoing support of the Equity 500 Index Fund and are looking forward to serving your investment needs.





          Philip W. Coolidge
          President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

          The BT Institutional Funds Equity 500 Index Fund (the "Fund") returned 37.59% for the year ended December 31, 1995, tightly tracking the 37.58% return of the S&P 500 Index. Clearly, the Fund's tracking of its benchmark continues to be excellent. We are also pleased to report that the Fund continued to outperform most of its peers, as measured by the Lipper S&P 500 Average.

          With surging equity markets and falling interest rates, 1995 was truly a year for the record books. After raising interest rates for more than a year, the Federal Reserve Board cut rates twice in 1995, once in July and once in December, bringing the official short-term rate down 50 basis points to 5.50% and the yield on 30-year Treasuries from 7.78% to 5.94% as of December 31. This, along with modest economic growth, stable to lower inflation, and reasonably strong corporate earnings growth, contributed to positive investor sentiment and favorable conditions for virtually all domestic equities. The biotechnology and technology sectors led the pack for the year, with trucking and steel bringing up the rear. Large capitalization equities outperformed small cap stocks for all but the third quarter of 1995, and overall, the S&P 500 had its best year since 1958.

          As the economy proceeds on a course that includes real albeit sluggish growth of 2.5% or so, inflation staying low at around 2.5%, corporate profits rising in the range of 5% to 7%, and another cut in interest rates appearing likely to come early in the year, the equity markets, in our opinion, should be facing a favorable background. Still, we do not foresee a series of interest rate reductions, and it is extremely unlikely that the extent of the strength in stocks in 1995 will be repeated in 1996. We intend to continue tracking the Fund with the S&P 500 Index closely, thereby providing a broadly diversified equity portfolio.

             EQUITY 500 INDEX FUND                                            3
             ------------------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

          The following graph illustrates the Fund's return versus the S&P 500 Index from December 31, 1992 (commencement of operations) to December 31, 1995, assuming a $10,000 initial investment:

===============================================================================

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                      [FIGURE 1]
EQUITY 500 INDEX FUND
AND THE S&P 500 INDEX



                            Equity 500                        S&P
                            Index Fund                     500 Index

12/31/92                        10,000                        10,000
 3/31/93                        10,420                        10,437
 6/30/93                        10,491                        10,487
 9/30/93                        10,736                        10,758
12/31/93                        10,984                        11,008
 3/31/94                        10,573                        10,591
 6/30/94                        10,615                        10,635
 9/30/94                        11,126                        11,155
12/31/94                        11,137                        11,153
 3/31/95                        12,214                        12,239
 6/30/95                        13,388                        13,407
 9/30/95                        14,445                        14,473
12/31/95                        15,323                        15,344



         TOTAL RETURN
    ENDED DECEMBER 31, 1995
One Year           Since 12/31/92*
37.59%                 53.23%

*  The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original
cost.

===============================================================================

OBJECTIVE                     Seeks to match the performance of the stock
                              market, as represented by the S&P 500 Index,
                              before expenses.
-------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Primarily equity securities, consisting of common
                              stock of current S&P 500 companies.
-------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS    General Electric    Royal Dutch Petroleum
                              AT&T                Philip Morris
                              Exxon               Procter & Gamble
                              Coca-Cola           Johnson & Johnson
                              Merck & Co.         Microsoft

===============================================================================

ABOUT THE                FRANK SALERNO
PORTFOLIO MANAGER        Managing Director

                         - Oversees Administration and Management of domestic and international equity index strategies
                         -  B.A. -  Syracuse University
                         -  M.B.A. -  New York University
                         -  Joined Bankers Trust in 1981

             EQUITY 500 INDEX FUND                                            4
             ------------------------------------------------------------------


===============================================================================
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY INDUSTRY
as of December 31, 1995
(percentages are based on market value)


[FIGURE 2]


Other*                            32.00%
Telecommunications                 9.87%
Oil Related                        9.21%
Drugs                              6.70%
Banks                              5.82%
Electrical Equipment               4.17%
Utilities                          4.16%
Retail                             3.98%
Financial Services                 3.79%
Beverages                          3.61%
Electronics                        3.59%
Foods                              3.37%
Chemicals & Toxic Waste            3.27%
Hospital Supplies & Healthcare     3.25%
Insurance                          3.21%

*  No one industry represents more than 3.00% of Portfolio holdings.

             EQUITY 500 INDEX FUND                                            5
             ------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
==========================================================================================================
December 31, 1995
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
     Investment in Equity 500 Index Portfolio, at Value                                       $800,920,963
----------------------------------------------------------------------------------------------------------
     Receivable for Shares of Beneficial Interest Sold                                             151,119
----------------------------------------------------------------------------------------------------------
     Prepaid Expenses and Other                                                                     15,496
----------------------------------------------------------------------------------------------------------
     Due from Bankers Trust                                                                         95,342
----------------------------------------------------------------------------------------------------------
     Total Assets                                                                              801,182,920
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
     Payable for Shares of Beneficial Interest Redeemed                                            507,465
----------------------------------------------------------------------------------------------------------
     Accrued Expenses and Other                                                                    124,075
----------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                             631,540
----------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 57,325,199 Outstanding Shares of $0.001 Par Value Per Share,
Unlimited Number of Shares of Beneficial Interest Authorized)                                 $800,551,380
==========================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
  ($800,551,380/57,325,199 Shares)                                                            $      13.97
==========================================================================================================
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                          $656,312,245
----------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income                                                             5,199
----------------------------------------------------------------------------------------------------------
     Distributions in Excess of Realized Gains from Securities and Futures Transactions         (3,177,433)
----------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities and Futures Contracts                           147,411,369
----------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                 $800,551,380
==========================================================================================================


STATEMENT OF OPERATIONS
==========================================================================================================
For the year ended December 31, 1995
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
     Income Allocated from Equity 500 Index Portfolio, net                                    $ 13,634,670
----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
     Administration and Services                                               $ 270,327
----------------------------------------------------------------------------------------------------------
     Professional                                                                  8,582
----------------------------------------------------------------------------------------------------------
     Shareholders Reports                                                         29,682
----------------------------------------------------------------------------------------------------------
     Registration                                                                104,077
----------------------------------------------------------------------------------------------------------
     Trustees                                                                      6,491
----------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                 2,617
----------------------------------------------------------------------------------------------------------
     Total Expenses                                                              421,776
----------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                   (421,776)               --
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           13,634,670
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
----------------------------------------------------------------------------------------------------------
     Net Realized Loss from Securities Transactions                                               (234,901)
----------------------------------------------------------------------------------------------------------
     Net Realized Gain from Futures Transactions                                                 3,426,598
----------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities and Futures Contracts                           148,857,754
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                     152,049,451
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                    $165,684,121
==========================================================================================================


              See Notes to Financial Statements on Pages 19 and 20

             EQUITY 500 INDEX FUND                                            6
             ------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                                 For the           For the
                                                                              year ended        year ended
                                                                                December          December
                                                                                31, 1995          31, 1994
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
     Net Investment Income                                                  $ 13,634,670      $  7,950,315
----------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) from Securities and Futures Transactions         3,191,697          (328,755)
----------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on Securities
          and Futures Contracts                                              148,857,754        (5,282,636)
----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                              165,684,121         2,338,924
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
     Net Investment Income                                                   (13,707,456)       (7,898,667)
----------------------------------------------------------------------------------------------------------
     Net Realized Gain from Securities and Futures Transactions               (3,288,270)       (3,401,029)
----------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets from Distributions                           (16,995,726)      (11,299,696)
----------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Transactions in
          Shares of Beneficial Interest                                      280,647,331       209,668,609
----------------------------------------------------------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS                                            429,335,726       200,707,837
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
     Beginning of Year                                                       371,215,654       170,507,817
----------------------------------------------------------------------------------------------------------
     End of Year (including Undistributed Net Investment Income
     of $5,199 and $77,985 for 1995 and 1994, respectively)                 $800,551,380      $371,215,654
==========================================================================================================


              See Notes to Financial Statements on Pages 19 and 20

             EQUITY 500 INDEX FUND                                            7
             ------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the Equity 500 Index Fund.

=============================================================================================================================

                                                               For the year ended December 31,              December 31, 1992
                                                          ---------------------------------------               (Commencement
                                                              1995           1994           1993               of Operations)
=============================================================================================================================
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                      $  10.44       $  10.68       $  10.00                       $10.00
                                                          --------       --------       --------                       ------
Income from Investment Operations
     Net Investment Income                                    0.30           0.28           0.25                           --
     Net Realized and Unrealized Gain (Loss) on
       Securities and Futures Transactions                    3.59          (0.13)          0.73                           --
                                                          --------       --------       --------                       ------
     Total from Investment Operations                         3.89           0.15           0.98                           --
                                                          --------       --------       --------                       ------
Distributions from
     Net Investment Income                                   (0.30)         (0.28)         (0.25)                          --
     Net Realized Gain from
       Securities and Futures Transactions                   (0.06)         (0.11)         (0.05)                          --
                                                          --------       --------       --------                       ------
     Total Distributions                                     (0.36)         (0.39)         (0.30)                          --
                                                          --------       --------       --------                       ------
Net Asset Value, End of Period                            $  13.97       $  10.44       $  10.68                       $10.00
                                                          ========       ========       ========                       ======

TOTAL INVESTMENT RETURN                                     37.59%          1.40%          9.84%                           --

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
     Net Assets                                              2.52%          2.84%          2.67%                           --
Ratio of Expenses to Average Net Assets, Including
     Expenses of the Equity 500 Index Portfolio              0.10%          0.10%          0.10%                           --
Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust              0.13%          0.13%          0.25%                           --

Net Assets, End of Period (000's omitted)                 $800,551       $371,216       $170,508                       $9,335


              See Notes to Financial Statements on Pages 19 and 20

             EQUITY 500 INDEX PORTFOLIO                                       8
             ------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================
December 31, 1995
-----------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------
     Investments, at Value (Cost $882,615,151)                 $1,094,348,578
-----------------------------------------------------------------------------
     Cash                                                             123,298
-----------------------------------------------------------------------------
     Dividends and Interest Receivable                              1,956,933
-----------------------------------------------------------------------------
     Variation Margin Receivable                                       20,521
-----------------------------------------------------------------------------
     Prepaid Expenses and Other                                         6,237
-----------------------------------------------------------------------------
     Total Assets                                               1,096,455,567
-----------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------
     Due to Bankers Trust                                              88,584
-----------------------------------------------------------------------------
     Payable for Securities Purchased                              15,605,707
-----------------------------------------------------------------------------
     Accrued Expenses and Other                                        25,250
-----------------------------------------------------------------------------
     Total Liabilities                                             15,719,541
-----------------------------------------------------------------------------

NET ASSETS                                                     $1,080,736,026
=============================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------
     Paid-in Capital                                           $  869,029,224
-----------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities and Futures
       Contracts                                                  211,706,802
-----------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                  $1,080,736,026
=============================================================================


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       9
             ------------------------------------------------------------------

STATEMENT OF OPERATIONS
============================================================================================
For the year ended December 31, 1995
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding taxes of $126,152)     $18,799,153
--------------------------------------------------------------------------------------------
     Interest                                                       1,396,877
--------------------------------------------------------------------------------------------
     Total Investment Income                                                   $ 20,196,030
--------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------
     Advisory                                                        770,530
--------------------------------------------------------------------------------------------
     Administration and Services                                     385,265
--------------------------------------------------------------------------------------------
     Professional                                                     26,713
--------------------------------------------------------------------------------------------
     Trustees                                                          1,868
--------------------------------------------------------------------------------------------
     Miscellaneous                                                     4,968
--------------------------------------------------------------------------------------------
     Total Expenses                                                1,189,344
--------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                       (418,814)       770,530
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            19,425,500
--------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
--------------------------------------------------------------------------------------------
     Net Realized Loss From Securities Transactions                                (275,120)
--------------------------------------------------------------------------------------------
     Net Realized Gain from Futures Transactions                                  4,963,019
--------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                                  212,730,076
--------------------------------------------------------------------------------------------
     Net Unrealized Depreciation on Futures Contracts                                (4,393)
--------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                      217,413,582
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $236,839,082
============================================================================================


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       10
             -------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                            For the         For the
                                                                         year ended      year ended
                                                                           December        December
                                                                           31, 1995        31, 1994
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
---------------------------------------------------------------------------------------------------
     Net Investment Income                                           $   19,425,500    $ 12,177,697
---------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) from Securities and Futures Transactions    4,687,899        (483,667)
---------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on Securities
          and Futures Contracts                                         212,725,683      (4,936,075)
---------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                         236,839,082       6,757,955
---------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------
     Proceeds from Capital Invested                                     474,637,337     529,295,851
---------------------------------------------------------------------------------------------------
     Value of Capital Withdrawn                                        (190,511,921)   (128,087,609)
---------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Capital Transactions               284,125,416     401,208,242
---------------------------------------------------------------------------------------------------

     TOTAL INCREASE IN NET ASSETS                                       520,964,498     407,966,197
===================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------
     Beginning of Year                                                  559,771,528     151,805,331
---------------------------------------------------------------------------------------------------
     End of Year                                                     $1,080,736,026    $559,771,528
===================================================================================================


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Equity 500 Index Portfolio.

====================================================================================================
                                                 For the year ended December 31,   December 31, 1992
                                                 -------------------------------       (Commencement
                                                     1995      1994      1993         of Operations)
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
     Average Net Assets                            2.52%        2.84%       2.67%                 --

Ratio of Expenses to Average Net Assets            0.10%        0.10%       0.10%                 --

Decrease Reflected in Above Ratio
     of Expenses to Average Net Assets
     Due to Absorption of Expenses
     by Bankers Trust                              0.05%        0.06%       0.10%                 --

Portfolio Turnover Rate                               6%          21%         31%                 --

Net Assets, End of Period
     (000's omitted)                          $1,080,736     $559,772    $151,805             $9,435


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                      11
             ------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
                    COMMON STOCKS - 98.43%
-------------------------------------------------------------------------------------
                    AEROSPACE - 2.13%
-------------------------------------------------------------------------------------
         81,042     Boeing                                                $ 6,351,667
-------------------------------------------------------------------------------------
         11,222     General Dynamics                                          663,501
-------------------------------------------------------------------------------------
         47,610     Lockheed Martin                                         3,761,190
-------------------------------------------------------------------------------------
         32,272     Loral                                                   1,141,622
-------------------------------------------------------------------------------------
         27,588     McDonnell Douglas                                       2,538,096
-------------------------------------------------------------------------------------
          8,479     Northrop Grumman                                          542,656
-------------------------------------------------------------------------------------
         54,914     Raytheon                                                2,594,686
-------------------------------------------------------------------------------------
         49,424     Rockwell International                                  2,613,294
-------------------------------------------------------------------------------------
         29,706     United Technologies                                     2,818,357
-------------------------------------------------------------------------------------
                                                                           23,025,069
=====================================================================================
                    AIRLINES - 0.30%
-------------------------------------------------------------------------------------
         19,202     AMR (a)                                                 1,425,749
-------------------------------------------------------------------------------------
         13,349     Delta Air Lines                                           986,157
-------------------------------------------------------------------------------------
         31,900     Southwest Airlines                                        741,675
-------------------------------------------------------------------------------------
          9,015     USAir Group (a)                                           119,449
-------------------------------------------------------------------------------------
                                                                            3,273,030
=====================================================================================
                    APPAREL, TEXTILES - 0.61%
-------------------------------------------------------------------------------------
          1,493     Brown Group                                                21,275
-------------------------------------------------------------------------------------
         18,003     Charming Shoppes                                           51,759
-------------------------------------------------------------------------------------
         56,714     Coming                                                  1,814,848
-------------------------------------------------------------------------------------
         10,300     Fruit of the Loom (a)                                     251,063
-------------------------------------------------------------------------------------
         17,603     Liz Clairborne                                            488,483
-------------------------------------------------------------------------------------
         20,919     Melville                                                  643,259
-------------------------------------------------------------------------------------
         22,724     Nike, CI. B                                             1,582,159
-------------------------------------------------------------------------------------
         18,229     Reebok International Ltd.                                 514,969
-------------------------------------------------------------------------------------
          4,611     Russell                                                   127,955
-------------------------------------------------------------------------------------
          8,204     Spring Industries, Cl. A                                  339,441
-------------------------------------------------------------------------------------
          6,749     Stride Rite                                                50,617
-------------------------------------------------------------------------------------
         14,515     V F                                                       765,666
-------------------------------------------------------------------------------------
                                                                            6,651,494
=====================================================================================
                    AUTO RELATED - 2.45%
-------------------------------------------------------------------------------------
         90,751     Chrysler                                                5,025,337
-------------------------------------------------------------------------------------
         13,734     Cummins Engine                                            508,158
-------------------------------------------------------------------------------------
         16,874     Dana                                                      493,565
-------------------------------------------------------------------------------------
         20,082     Eaton                                                   1,076,897
-------------------------------------------------------------------------------------
          9,844     Echlin                                                    359,306
-------------------------------------------------------------------------------------
        253,064     Ford Motor                                              7,338,856
-------------------------------------------------------------------------------------
        176,084     General Motors                                          9,310,441
-------------------------------------------------------------------------------------
         23,284     Genuine Parts                                             954,644
-------------------------------------------------------------------------------------
         12,690     PACCAR                                                    534,566
-------------------------------------------------------------------------------------
         12,343     Parker-Hannifin                                           422,748
-------------------------------------------------------------------------------------
         11,448     Timken                                                    437,886
-------------------------------------------------------------------------------------
                                                                           26,462,404
=====================================================================================
                    BANKS - 5.89%
-------------------------------------------------------------------------------------
         24,034     Ahmanson (H.F.) & Company                                 636,901
-------------------------------------------------------------------------------------
         94,559     Banc One                                                3,569,602
-------------------------------------------------------------------------------------
         26,567     Bank of Boston                                          1,228,724
-------------------------------------------------------------------------------------
         49,900     Bank of New York                                        2,432,625
-------------------------------------------------------------------------------------
         88,536     BankAmerica                                             5,732,706
-------------------------------------------------------------------------------------
         19,397     Barnett Banks                                           1,144,423
-------------------------------------------------------------------------------------
         30,754     Boatmen's Bancshares                                    1,257,070
-------------------------------------------------------------------------------------
         44,294     Chase Manhattan                                         2,685,324
-------------------------------------------------------------------------------------
         60,855     Chemical Banking                                        3,575,231
-------------------------------------------------------------------------------------
        101,166     Citicorp                                                6,803,414
-------------------------------------------------------------------------------------
         25,400     Comerica                                                1,019,175
-------------------------------------------------------------------------------------
         27,064     Corestates Financial                                    1,025,049
-------------------------------------------------------------------------------------
         76,036     First Chicago NBD                                       3,003,422
-------------------------------------------------------------------------------------
         13,354     First Fidelity Bancorp                                  1,006,558
-------------------------------------------------------------------------------------
         18,772     First Interstate Bancorp                                2,562,378
-------------------------------------------------------------------------------------
         30,923     First Union                                             1,720,092
-------------------------------------------------------------------------------------
         10,817     Golden West Financial                                     597,639
-------------------------------------------------------------------------------------
         31,984     Great Western Financial                                   815,592
-------------------------------------------------------------------------------------
         58,200     KeyCorp                                                 2,109,750
-------------------------------------------------------------------------------------
         35,262     Mellon Bank                                             1,895,332
-------------------------------------------------------------------------------------
         45,660     Morgan (J. P.)                                          3,664,215
-------------------------------------------------------------------------------------
         31,200     National City                                           1,033,500
-------------------------------------------------------------------------------------
         65,326     NationsBank                                             4,548,323
-------------------------------------------------------------------------------------
         86,908     Norwest                                                 2,867,964
-------------------------------------------------------------------------------------
         25,080     Suntrust Banks                                          1,717,980
-------------------------------------------------------------------------------------
         21,388     U.S. Bancorp                                              719,171
-------------------------------------------------------------------------------------
         37,500     Wachovia                                                1,715,625
-------------------------------------------------------------------------------------
         11,922     Wells Fargo                                             2,575,152
-------------------------------------------------------------------------------------
                                                                           63,662,937
=====================================================================================
                    BEVERAGES - 3.66%
-------------------------------------------------------------------------------------
         60,640     Anheuser-Busch                                          4,055,300
-------------------------------------------------------------------------------------
          8,219     Brown Forman, Cl. B                                       299,993
-------------------------------------------------------------------------------------
        292,611     Coca-Cola                                              21,726,367
-------------------------------------------------------------------------------------
          6,168     Coors (Adolph), Cl. B                                     136,467
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       12
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
        184,847     PepsiCo                                               $10,328,326
-------------------------------------------------------------------------------------
         86,037     Seagram, ADR                                            2,979,031
-------------------------------------------------------------------------------------
                                                                           39,525,484
=====================================================================================
                    BUILDING & CONSTRUCTION - 0.76%
-------------------------------------------------------------------------------------
          8,483     Armstrong World Industries                                525,946
-------------------------------------------------------------------------------------
          5,990     Centex                                                    208,152
-------------------------------------------------------------------------------------
          3,311     Crane                                                     122,093
-------------------------------------------------------------------------------------
          6,906     Fleetwood Enterprises                                     177,829
-------------------------------------------------------------------------------------
        112,951     Home Depot                                              5,407,529
-------------------------------------------------------------------------------------
         32,311     Masco                                                   1,013,758
-------------------------------------------------------------------------------------
          8,650     Owens-Corning Fiberglas (a)                               388,169
-------------------------------------------------------------------------------------
          6,565     Stanley Works                                             338,098
-------------------------------------------------------------------------------------
                                                                            8,181,574
=====================================================================================
                    BUILDING, FOREST PRODUCTS - 0.59%
-------------------------------------------------------------------------------------
          8,203     Boise Cascade                                             284,029
-------------------------------------------------------------------------------------
         25,028     Champion International                                  1,051,176
-------------------------------------------------------------------------------------
         23,001     Georgia-Pacific                                         1,578,444
-------------------------------------------------------------------------------------
          8,977     Johnson Controls                                          617,169
-------------------------------------------------------------------------------------
          2,045     Kaufman & Broad Home                                       30,419
-------------------------------------------------------------------------------------
         19,858     Louisiana Pacific                                         481,556
-------------------------------------------------------------------------------------
          4,901     Potlatch                                                  196,040
-------------------------------------------------------------------------------------
         49,294     Weyerhaeuser                                            2,131,966
-------------------------------------------------------------------------------------
                                                                            6,370,799
=====================================================================================
                    CHEMICALS & TOXIC WASTE - 3.31%
-------------------------------------------------------------------------------------
         24,304     Air Products & Chemical                                 1,282,036
-------------------------------------------------------------------------------------
         63,540     Amgen (a)                                               3,772,687
-------------------------------------------------------------------------------------
         62,276     Dow Chemical                                            4,382,673
-------------------------------------------------------------------------------------
        130,396     Du Pont (E.I.) de Nemours                               9,111,420
-------------------------------------------------------------------------------------
         20,581     Eastman Chemical                                        1,288,885
-------------------------------------------------------------------------------------
          6,050     FMC (a)                                                   409,131
-------------------------------------------------------------------------------------
         24,349     Grace (W. R.)                                           1,439,635
-------------------------------------------------------------------------------------
         12,296     Great Lakes Chemical                                      885,312
-------------------------------------------------------------------------------------
         26,314     Hercules                                                1,483,452
-------------------------------------------------------------------------------------
         18,506     Mallinckrodt Group                                        600,260
-------------------------------------------------------------------------------------
         27,844     Monsanto                                                3,410,890
-------------------------------------------------------------------------------------
         32,006     Morton International                                    1,148,215
-------------------------------------------------------------------------------------
         12,325     Nalco Chemical                                            371,291
-------------------------------------------------------------------------------------
         49,442     PPG Industries                                          2,261,971
-------------------------------------------------------------------------------------
         29,315     Praxair                                                   985,717
-------------------------------------------------------------------------------------
          8,438     Raychem                                                   479,911
-------------------------------------------------------------------------------------
         12,159     Rohm & Haas                                               782,736
-------------------------------------------------------------------------------------
          7,500     Sigma-Aldrich                                             371,250
-------------------------------------------------------------------------------------
         35,317     Union Carbide                                           1,324,388
-------------------------------------------------------------------------------------
                                                                           35,791,860
=====================================================================================
                    COMPUTER SERVICES - 0.84%
-------------------------------------------------------------------------------------
         40,100     3Com (a)                                                1,869,662
-------------------------------------------------------------------------------------
         34,856     Automatic Data Processing                               2,588,058
-------------------------------------------------------------------------------------
         18,000     Cabletron Systems (a)                                   1,458,000
-------------------------------------------------------------------------------------
         12,602     Ceridian (a)                                              519,832
-------------------------------------------------------------------------------------
         45,600     CUC International (a)                                   1,556,100
-------------------------------------------------------------------------------------
         41,300     Silicon Graphics (a)                                    1,135,750
-------------------------------------------------------------------------------------
                                                                            9,127,402
=====================================================================================
                    COMPUTER SOFTWARE - 2.29%
-------------------------------------------------------------------------------------
         64,900     Cisco Systems (a)                                       4,843,162
-------------------------------------------------------------------------------------
         58,567     Computer Associates International                       3,330,998
-------------------------------------------------------------------------------------
        138,700     Microsoft (a)                                          12,170,925
-------------------------------------------------------------------------------------
        103,436     Oracle Systems (a)                                      4,383,101
-------------------------------------------------------------------------------------
                                                                           24,728,186
=====================================================================================
                    CONTAINERS - 0.22%
-------------------------------------------------------------------------------------
         11,015     Avery Dennison                                            552,127
-------------------------------------------------------------------------------------
          3,054     Ball                                                       83,985
-------------------------------------------------------------------------------------
         23,850     Crown Cork & Seal (a)                                     995,738
-------------------------------------------------------------------------------------
         21,649     Stone Container                                           311,204
-------------------------------------------------------------------------------------
         11,022     Temple-Inland                                             486,346
-------------------------------------------------------------------------------------
                                                                            2,429,400
=====================================================================================
                    COSMETICS & TOILETRIES - 0.73%
-------------------------------------------------------------------------------------
          1,599     Alberto-Culver, CI. B                                      54,965
-------------------------------------------------------------------------------------
         17,314     Avon Products                                           1,305,043
-------------------------------------------------------------------------------------
        105,008     Gillette                                                5,473,542
-------------------------------------------------------------------------------------
         20,987     International Flavors & Fragrance                       1,007,376
-------------------------------------------------------------------------------------
                                                                            7,840,926
=====================================================================================
                    DIVERSIFIED - 1.06%
-------------------------------------------------------------------------------------
         25,400     Loews                                                   1,990,725
-------------------------------------------------------------------------------------
         99,078     Minnesota Mining & Manufacturing                        6,563,917
-------------------------------------------------------------------------------------
          4,781     NAACO Industries, CI. A                                   265,345
-------------------------------------------------------------------------------------
         19,064     Pall                                                      512,345
-------------------------------------------------------------------------------------
         13,420     Supervalu                                                 422,730
-------------------------------------------------------------------------------------
          8,857     Teledyne                                                  226,961
-------------------------------------------------------------------------------------
         22,003     Textron                                                 1,485,203
-------------------------------------------------------------------------------------
                                                                           11,467,226
=====================================================================================
                    DRUGS - 6.79%
-------------------------------------------------------------------------------------
        186,122     Abbott Laboratories                                     7,770,594
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       13
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
         73,683     American Home Products                                $ 7,147,251
-------------------------------------------------------------------------------------
        118,989     Bristol-Myers Squibb                                   10,218,180
-------------------------------------------------------------------------------------
        129,970     Lilly (Eli)                                             7,310,813
-------------------------------------------------------------------------------------
        287,497     Merck & Co.                                            18,902,928
-------------------------------------------------------------------------------------
        149,404     Pfizer                                                  9,412,452
-------------------------------------------------------------------------------------
        119,632     Pharmacia & Upjohn                                      4,635,740
-------------------------------------------------------------------------------------
         87,258     Schering-Plough                                         4,777,375
-------------------------------------------------------------------------------------
         32,543     Warner-Lambert                                          3,160,739
-------------------------------------------------------------------------------------
                                                                           73,336,072
=====================================================================================
                    ELECTRICAL EQUIPMENT - 4.22%
-------------------------------------------------------------------------------------
        389,222     General Electric                                       28,023,984
-------------------------------------------------------------------------------------
          8,272     General Signal                                            267,806
-------------------------------------------------------------------------------------
         10,765     Grainger (W.W.)                                           713,181
-------------------------------------------------------------------------------------
        120,070     Hewlett-Packard                                        10,055,863
-------------------------------------------------------------------------------------
         29,123     ITT (a)                                                 1,543,519
-------------------------------------------------------------------------------------
         30,523     ITT Hartford Group (a)                                  1,476,550
-------------------------------------------------------------------------------------
         27,823     ITT Industries                                            667,752
-------------------------------------------------------------------------------------
         33,832     Tyco International                                      1,205,265
-------------------------------------------------------------------------------------
        102,910     Westinghouse Electric                                   1,698,015
-------------------------------------------------------------------------------------
                                                                           45,651,935
=====================================================================================
                    ELECTRONICS - 3.64%
-------------------------------------------------------------------------------------
         29,841     Advanced Micro Devices                                    492,377
-------------------------------------------------------------------------------------
         53,373     AMP                                                     2,048,189
-------------------------------------------------------------------------------------
         43,900     Applied Materials (a)                                   1,728,562
-------------------------------------------------------------------------------------
         26,690     DSC Communications (a)                                  1,094,819
-------------------------------------------------------------------------------------
         53,400     Emerson Electric                                        4,365,450
-------------------------------------------------------------------------------------
          7,771     Harris                                                    424,491
-------------------------------------------------------------------------------------
        192,514     Intel                                                  10,925,169
-------------------------------------------------------------------------------------
         33,100     LSI Logic (a)                                           1,084,025
-------------------------------------------------------------------------------------
         50,500     Micron Technology                                       2,001,062
-------------------------------------------------------------------------------------
        139,042     Motorola                                                7,925,394
-------------------------------------------------------------------------------------
         33,226     National Semiconductor (a)                                739,279
-------------------------------------------------------------------------------------
         61,501     Northern Telecom                                        2,644,543
-------------------------------------------------------------------------------------
          6,125     Perkin-Elmer                                              231,219
-------------------------------------------------------------------------------------
         11,938     Scientific-Atlanta                                        179,070
-------------------------------------------------------------------------------------
          3,738     Tektronix                                                 183,629
-------------------------------------------------------------------------------------
         45,828     Texas Instruments                                       2,371,599
-------------------------------------------------------------------------------------
          3,500     Thomas & Betts                                            258,125
-------------------------------------------------------------------------------------
          6,027     Trinova                                                   172,523
-------------------------------------------------------------------------------------
          8,459     Western Atlas (a)                                         427,180
-------------------------------------------------------------------------------------
                                                                           39,296,705
=====================================================================================
                    ENVIRONMENTAL CONTROL - 0.52%
-------------------------------------------------------------------------------------
         53,035     Browning-Ferris Industries                              1,564,532
-------------------------------------------------------------------------------------
         41,100     Laidlaw, CI. B                                            421,275
-------------------------------------------------------------------------------------
          7,326     Safety-Kleen                                              114,469
-------------------------------------------------------------------------------------
        116,658     WMX Technologies                                        3,485,158
-------------------------------------------------------------------------------------
                                                                            5,585,434
=====================================================================================
                    FINANCIAL SERVICES - 3.84%
-------------------------------------------------------------------------------------
        114,966     American Express                                        4,756,718
-------------------------------------------------------------------------------------
          9,652     Beneficial                                                450,024
-------------------------------------------------------------------------------------
         41,374     Dean Witter, Discover                                   1,944,578
-------------------------------------------------------------------------------------
         43,256     Federal Home Loan Mortgage                              3,611,876
-------------------------------------------------------------------------------------
         64,141     Federal National Mortgage                               7,961,502
-------------------------------------------------------------------------------------
         31,900     First Bank System                                       1,583,037
-------------------------------------------------------------------------------------
         53,400     First Data                                              3,571,125
-------------------------------------------------------------------------------------
         63,544     Fleet Financial Group                                   2,589,447
-------------------------------------------------------------------------------------
         24,558     Household International                                 1,451,992
-------------------------------------------------------------------------------------
         36,030     MBNA                                                    1,328,606
-------------------------------------------------------------------------------------
         42,838     Merrill Lynch                                           2,184,738
-------------------------------------------------------------------------------------
         19,400     Morgan Stanley Group                                    1,564,125
-------------------------------------------------------------------------------------
         78,033     PNC Banc Corp                                           2,516,564
-------------------------------------------------------------------------------------
          9,300     Republic New York                                         577,763
-------------------------------------------------------------------------------------
         19,033     Salomon                                                   675,672
-------------------------------------------------------------------------------------
         75,073     Travelers Group                                         4,720,215
-------------------------------------------------------------------------------------
                                                                           41,487,982
=====================================================================================
                    FOOD SERVICE, LODGING - 0.94%
-------------------------------------------------------------------------------------
         29,419     Darden Restaurants                                        349,351
-------------------------------------------------------------------------------------
         11,912     Hilton Hotels                                             732,588
-------------------------------------------------------------------------------------
          6,851     Luby's Cafeterias                                         152,435
-------------------------------------------------------------------------------------
         26,590     Marriott International                                  1,017,068
-------------------------------------------------------------------------------------
        163,914     McDonald's                                              7,396,619
-------------------------------------------------------------------------------------
         21,182     Ryan's Family Steak House (a)                             148,274
-------------------------------------------------------------------------------------
          4,809     Shoney's (a)                                               49,292
-------------------------------------------------------------------------------------
         16,162     Wendy's International                                     343,442
-------------------------------------------------------------------------------------
                                                                           10,189,069
=====================================================================================
                    FOODS - 3.42%
-------------------------------------------------------------------------------------
        129,055     Archer-Daniels-Midland                                  2,322,990
-------------------------------------------------------------------------------------
         56,169     Campbell Soup                                           3,370,140
-------------------------------------------------------------------------------------
         54,716     ConAgra                                                 2,257,035
-------------------------------------------------------------------------------------
         33,430     CPC International                                       2,294,134
-------------------------------------------------------------------------------------
         38,719     General Mills                                           2,236,022
-------------------------------------------------------------------------------------
         89,075     Heinz (H.J.)                                            2,950,609
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       14
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
         14,197     Hershey Foods                                         $   922,805
-------------------------------------------------------------------------------------
         49,707     Kellogg                                                 3,839,866
-------------------------------------------------------------------------------------
         21,800     Pioneer Hi-Bred International                           1,212,625
-------------------------------------------------------------------------------------
         17,396     Premark International                                     880,672
-------------------------------------------------------------------------------------
         34,384     Quaker Oats                                             1,186,248
-------------------------------------------------------------------------------------
         23,005     Ralston Purina Group                                    1,434,937
-------------------------------------------------------------------------------------
        115,687     Sara Lee                                                3,687,523
-------------------------------------------------------------------------------------
         40,410     Sysco                                                   1,313,325
-------------------------------------------------------------------------------------
         37,917     Unilever N.V., ADR                                      5,336,818
-------------------------------------------------------------------------------------
         18,127     Whitman                                                   421,453
-------------------------------------------------------------------------------------
         24,192     Wrigley (Wm) Jr.                                        1,270,080
-------------------------------------------------------------------------------------
                                                                           36,937,282
=====================================================================================
                    FOREST PRODUCTS & PAPER - 1.11%
-------------------------------------------------------------------------------------
          5,731     Bemis                                                     146,857
-------------------------------------------------------------------------------------
         13,133     Federal Paper Board                                       681,275
-------------------------------------------------------------------------------------
         61,928     International Paper                                     2,345,523
-------------------------------------------------------------------------------------
         13,835     James River                                               333,769
-------------------------------------------------------------------------------------
         65,965     Kimberly-Clark                                          5,458,640
-------------------------------------------------------------------------------------
         13,751     Mead                                                      718,490
-------------------------------------------------------------------------------------
         17,703     Union Camp                                                843,106
-------------------------------------------------------------------------------------
         23,560     Westvaco                                                  653,790
-------------------------------------------------------------------------------------
         13,700     Willamette Industries                                     770,625
-------------------------------------------------------------------------------------
                                                                           11,952,075
=====================================================================================
                    HOSPITAL SUPPLIES & HEALTHCARE - 3.30%
-------------------------------------------------------------------------------------
          9,501     Allergan                                                  308,783
-------------------------------------------------------------------------------------
         14,634     Alza, CI. A (a)                                           362,192
-------------------------------------------------------------------------------------
          9,477     Bard (C.R.)                                               305,633
-------------------------------------------------------------------------------------
         11,023     Bausch & Lomb                                             436,786
-------------------------------------------------------------------------------------
         65,963     Baxter International                                    2,762,200
-------------------------------------------------------------------------------------
          14866     Becton, Dickinson                                       1,114,950
-------------------------------------------------------------------------------------
         22,582     Beverly Enterprises (a)                                   239,934
-------------------------------------------------------------------------------------
         17,050     Blomet (a)                                                304,769
-------------------------------------------------------------------------------------
         34,900     Boston Scientific (a)                                   1,710,100
-------------------------------------------------------------------------------------
        105,515     Columbia/HCA Healthcare                                 5,354,886
-------------------------------------------------------------------------------------
          6,417     Community Psychiatric Centers                              78,608
-------------------------------------------------------------------------------------
         41,600     Humana (a)                                              1,138,800
-------------------------------------------------------------------------------------
        151,548     Johnson & Johnson                                      12,976,297
-------------------------------------------------------------------------------------
          9,160     Manor Care                                                320,600
-------------------------------------------------------------------------------------
         55,852     Medtronic                                               3,120,731
-------------------------------------------------------------------------------------
          7,374     Shared Medical Systems                                    400,961
-------------------------------------------------------------------------------------
         18,919     St. Jude Medical (a)                                      813,517
-------------------------------------------------------------------------------------
         42,510     Tenet Healthcare (a)                                      882,083
-------------------------------------------------------------------------------------
         42,200     United Healthcare                                       2,764,100
-------------------------------------------------------------------------------------
         10,248     U.S. Surgical                                             219,051
-------------------------------------------------------------------------------------
                                                                           35,614,981
=====================================================================================
                    HOUSEHOLD FURNISHINGS - 0.18%
-------------------------------------------------------------------------------------
         17,512     Maytag                                                    354,618
-------------------------------------------------------------------------------------
         28,958     Newell                                                    749,288
-------------------------------------------------------------------------------------
         16,439     Whirlpool                                                 875,377
-------------------------------------------------------------------------------------
                                                                            1,979,283
=====================================================================================
                    HOUSEHOLD PRODUCTS - 0.08%
-------------------------------------------------------------------------------------
         35,502     Rubbermaid                                                905,301
=====================================================================================
                    INSURANCE - 3.25%
-------------------------------------------------------------------------------------
         28,013     Aetna Life & Casualty                                   1,939,900
-------------------------------------------------------------------------------------
          7,509     Alexander & Alexander Services                            142,671
-------------------------------------------------------------------------------------
        107,250     Allstate                                                4,410,656
-------------------------------------------------------------------------------------
         45,554     American General                                        1,588,696
-------------------------------------------------------------------------------------
        111,167     American International Group                           10,282,947
-------------------------------------------------------------------------------------
         21,336     Chubb                                                   2,064,258
-------------------------------------------------------------------------------------
         18,633     CIGNA                                                   1,923,857
-------------------------------------------------------------------------------------
         19,678     General Re                                              3,050,090
-------------------------------------------------------------------------------------
         15,577     Jefferson-Pilot                                           724,354
-------------------------------------------------------------------------------------
         22,110     Lincoln National                                        1,188,413
-------------------------------------------------------------------------------------
         14,262     Marsh & McLennan                                        1,265,753
-------------------------------------------------------------------------------------
         19,298     Providian                                                 786,394
-------------------------------------------------------------------------------------
         34,202     SAFECO                                                  1,179,969
-------------------------------------------------------------------------------------
         16,530     St. Paul                                                  919,481
-------------------------------------------------------------------------------------
         12,134     Torchmark                                                 549,064
-------------------------------------------------------------------------------------
         13,500     UNUM                                                      742,500
-------------------------------------------------------------------------------------
         13,917     USF & G                                                   234,849
-------------------------------------------------------------------------------------
         13,030     USLIFE                                                    389,271
-------------------------------------------------------------------------------------
         38,000     U.S. HealthCare                                         1,767,000
-------------------------------------------------------------------------------------
                                                                           35,150,123
=====================================================================================
                    LEISURE RELATED - 1.11%
-------------------------------------------------------------------------------------
         20,114     American Greetings                                        555,649
-------------------------------------------------------------------------------------
          4,093     Bally Entertainment (a)                                    57,302
-------------------------------------------------------------------------------------
         21,442     Brunswick                                                 514,608
-------------------------------------------------------------------------------------
        123,173     Disney (Walt)                                           7,267,207
-------------------------------------------------------------------------------------
         15,839     Handleman                                                  91,074
-------------------------------------------------------------------------------------
         13,239     Harcourt General                                          554,383
-------------------------------------------------------------------------------------
         25,815     Harrah's Entertainment (a)                                626,014
-------------------------------------------------------------------------------------
         17,825     Hasbro                                                    552,575
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       15
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
          1,239     Jostens                                              $     30,046
-------------------------------------------------------------------------------------
         55,052     Mattel                                                  1,692,849
-------------------------------------------------------------------------------------
          3,618     Outboard Marine                                            73,717
-------------------------------------------------------------------------------------
                                                                           12,015,424
=====================================================================================
                    MACHINERY - 1.63%
-------------------------------------------------------------------------------------
         67,906     AlliedSignal                                            3,225,535
-------------------------------------------------------------------------------------
         16,271     Black & Decker                                            573,553
-------------------------------------------------------------------------------------
         11,182     Briggs & Stratton                                         485,019
-------------------------------------------------------------------------------------
         48,282     Caterpillar                                             2,836,568
-------------------------------------------------------------------------------------
          3,647     Cincinnati Milacron                                        95,734
-------------------------------------------------------------------------------------
         23,148     Cooper Industries                                         850,689
-------------------------------------------------------------------------------------
         64,323     Deere                                                   2,267,386
-------------------------------------------------------------------------------------
         22,404     Dover                                                     826,147
-------------------------------------------------------------------------------------
         46,882     Dresser Industries                                      1,142,749
-------------------------------------------------------------------------------------
         20,230     Echo Bay Mines Ltd.                                       209,886
-------------------------------------------------------------------------------------
         16,847     Giddings & Lewis                                          277,975
-------------------------------------------------------------------------------------
          5,522     Harnischfeger Industries                                  183,606
-------------------------------------------------------------------------------------
         25,596     Illinois Tool Works                                     1,510,164
-------------------------------------------------------------------------------------
         23,431     Ingersoll-Rand                                            823,014
-------------------------------------------------------------------------------------
          6,992     Millipore                                                 287,546
-------------------------------------------------------------------------------------
         11,958     Navistar International (a)                                125,559
-------------------------------------------------------------------------------------
          7,196     Snap-On                                                   325,619
-------------------------------------------------------------------------------------
         17,586     TRW                                                     1,362,915
-------------------------------------------------------------------------------------
          7,262     Varity (a)                                                269,602
-------------------------------------------------------------------------------------
                                                                           17,679,266
=====================================================================================
                    METALS - 1.58%
-------------------------------------------------------------------------------------
         52,336     Alcan Aluminium                                         1,628,958
-------------------------------------------------------------------------------------
         43,300     Aluminum Company of America                             2,289,488
-------------------------------------------------------------------------------------
         15,835     Armco (a)                                                  93,031
-------------------------------------------------------------------------------------
          8,049     ASARCO                                                    257,568
-------------------------------------------------------------------------------------
         86,100     Barrick Gold                                            2,270,887
-------------------------------------------------------------------------------------
         19,749     Bethlehem Steel (a)                                       276,486
-------------------------------------------------------------------------------------
         20,994     Cyprus Amax Minerals                                      548,468
-------------------------------------------------------------------------------------
         24,108     Engelhard                                                 524,349
-------------------------------------------------------------------------------------
         34,600     Freeport-McMoran Copper & Gold                            973,125
-------------------------------------------------------------------------------------
         24,843     Homestake Mining                                          388,172
-------------------------------------------------------------------------------------
         26,166     Inco Ltd.                                                 870,019
-------------------------------------------------------------------------------------
          6,103     Inland Steel Industries                                   153,338
-------------------------------------------------------------------------------------
         22,334     Newmont Mining                                          1,010,613
-------------------------------------------------------------------------------------
         22,194     Nucor                                                   1,267,832
-------------------------------------------------------------------------------------
          5,831     Ogden                                                     124,638
-------------------------------------------------------------------------------------
         17,808     Phelps Dodge                                            1,108,548
-------------------------------------------------------------------------------------
         59,804     Placer Dome                                             1,442,772
-------------------------------------------------------------------------------------
         12,749     Reynolds Metals                                           721,912
-------------------------------------------------------------------------------------
         21,408     Santa Fe Pacific Gold                                     259,572
-------------------------------------------------------------------------------------
         18,977     USX-U.S. Steel Group                                      583,543
-------------------------------------------------------------------------------------
         13,179     Worthington Industries                                    274,288
-------------------------------------------------------------------------------------
                                                                           17,067,607
=====================================================================================
                    OFFICE EQUIPMENT & COMPUTERS - 2.94%
-------------------------------------------------------------------------------------
         23,262     Alco Standard                                           1,061,329
-------------------------------------------------------------------------------------
         37,057     Amdahl (a)                                                314,984
-------------------------------------------------------------------------------------
         31,742     Apple Computer                                          1,011,776
-------------------------------------------------------------------------------------
         14,114     Autodesk                                                  483,404
-------------------------------------------------------------------------------------
         63,913     Compaq Computer (a)                                     3,067,824
-------------------------------------------------------------------------------------
          9,286     Computer Sciences (a)                                     652,341
-------------------------------------------------------------------------------------
          5,068     Cray Research (a)                                         125,433
-------------------------------------------------------------------------------------
          6,045     Data General (a)                                           83,119
-------------------------------------------------------------------------------------
         36,632     Digital Equipment (a)                                   2,349,027
-------------------------------------------------------------------------------------
         25,019     Honeywell                                               1,216,549
-------------------------------------------------------------------------------------
          9,046     Intergraph (a)                                            142,475
-------------------------------------------------------------------------------------
        131,441     International Business Machines                        12,059,712
-------------------------------------------------------------------------------------
         13,879     Moore                                                     258,496
-------------------------------------------------------------------------------------
         93,292     Novell (a)                                              1,329,411
-------------------------------------------------------------------------------------
         32,898     Pitney Bowes                                            1,546,206
-------------------------------------------------------------------------------------
         46,328     Sun Microsystems (a)                                    2,113,715
-------------------------------------------------------------------------------------
         21,460     Tandem Computers (a)                                      228,013
-------------------------------------------------------------------------------------
         30,099     Unisys (a)                                                169,307
-------------------------------------------------------------------------------------
         25,745     Xerox                                                   3,527,065
-------------------------------------------------------------------------------------
                                                                           31,740,186
=====================================================================================
                    OIL RELATED - 9.33%
-------------------------------------------------------------------------------------
         21,993     Amerada Hess                                            1,165,629
-------------------------------------------------------------------------------------
        116,802     Amoco                                                   8,395,144
-------------------------------------------------------------------------------------
         11,687     Ashland                                                   410,506
-------------------------------------------------------------------------------------
         38,225     Atlantic Richfield                                      4,233,419
-------------------------------------------------------------------------------------
         37,144     Baker Hughes                                              905,385
-------------------------------------------------------------------------------------
         32,000     Burlington Resources                                    1,256,000
-------------------------------------------------------------------------------------
        153,466     Chevron                                                 8,056,965
-------------------------------------------------------------------------------------
         19,466     Coastal                                                   725,108
-------------------------------------------------------------------------------------
        289,557     Exxon                                                  23,200,755
-------------------------------------------------------------------------------------
         19,081     Fluor                                                   1,259,346
-------------------------------------------------------------------------------------
          4,738     Foster Wheeler                                            201,365
-------------------------------------------------------------------------------------
         28,890     Halliburton                                             1,462,556
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       16
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
          2,808     Helmerich & Payne                                   $      83,538
-------------------------------------------------------------------------------------
          9,532     Kerr-McGee                                                605,282
-------------------------------------------------------------------------------------
          8,062     Louisiana Land & Exploration                              345,658
-------------------------------------------------------------------------------------
          9,187     McDermott International                                   202,114
-------------------------------------------------------------------------------------
         92,771     Mobil                                                  10,390,352
-------------------------------------------------------------------------------------
         16,728     Noram Energy                                              148,461
-------------------------------------------------------------------------------------
         78,914     Occidental Petroleum                                    1,686,787
-------------------------------------------------------------------------------------
         16,579     Oryx Energy (a)                                           221,744
-------------------------------------------------------------------------------------
          7,654     Pennzoil                                                  323,381
-------------------------------------------------------------------------------------
         63,906     Phillips Petroleum                                      2,180,792
-------------------------------------------------------------------------------------
         16,500     Rowan (a)                                                 162,938
-------------------------------------------------------------------------------------
        125,201     Royal Dutch Petroleum                                  17,668,991
-------------------------------------------------------------------------------------
          8,269     Santa Fe Energy Resources (a)                              79,589
-------------------------------------------------------------------------------------
         57,681     Schlumberger                                            3,994,409
-------------------------------------------------------------------------------------
         18,745     Sun                                                       513,144
-------------------------------------------------------------------------------------
         44,234     Tenneco                                                 2,195,112
-------------------------------------------------------------------------------------
         62,661     Texaco                                                  4,918,889
-------------------------------------------------------------------------------------
         61,137     Unocal                                                  1,780,615
-------------------------------------------------------------------------------------
         56,064     USX-Marathon Group                                      1,093,248
-------------------------------------------------------------------------------------
         22,012     Williams                                                  965,777
-------------------------------------------------------------------------------------
                                                                          100,832,999
=====================================================================================
                    PHOTOGRAPHY & OPTICAL - 0.54%
-------------------------------------------------------------------------------------
         81,026     Eastman Kodak                                           5,428,742
-------------------------------------------------------------------------------------
          9,282     Polaroid                                                  439,735
-------------------------------------------------------------------------------------
                                                                            5,868,477
=====================================================================================
                    PRINTING & PUBLISHING - 1.41%
-------------------------------------------------------------------------------------
         13,991     Deluxe                                                    405,739
-------------------------------------------------------------------------------------
         17,572     Dow Jones                                                 700,684
-------------------------------------------------------------------------------------
         41,179     Dun & Bradstreet                                        2,666,340
-------------------------------------------------------------------------------------
         34,296     Gannett                                                 2,104,917
-------------------------------------------------------------------------------------
          3,804     Harland (John H.)                                          79,409
-------------------------------------------------------------------------------------
         13,863     Knight-Ridder                                             866,438
-------------------------------------------------------------------------------------
         13,115     McGraw-Hill                                             1,142,645
-------------------------------------------------------------------------------------
          4,736     Meredith                                                  198,320
-------------------------------------------------------------------------------------
         17,684     New York Times, Cl. A                                     523,888
-------------------------------------------------------------------------------------
         33,252     RR Donnelley & Sons                                     1,309,297
-------------------------------------------------------------------------------------
         92,715     Time Warner                                             3,511,581
-------------------------------------------------------------------------------------
         28,829     Times Mirror, Cl. A                                       976,582
-------------------------------------------------------------------------------------
         12,898     Tribune                                                   788,390
-------------------------------------------------------------------------------------
                                                                           15,274,230
=====================================================================================
                    PROFESSIONAL SERVICES - 0.47%
-------------------------------------------------------------------------------------
         14,736     Dial                                                      436,554
-------------------------------------------------------------------------------------
          7,800     Ecolab                                                    234,000
-------------------------------------------------------------------------------------
          8,825     EG&G                                                      214,007
-------------------------------------------------------------------------------------
         26,835     H & R Block                                             1,086,818
-------------------------------------------------------------------------------------
         14,707     Interpublic Group                                         637,916
-------------------------------------------------------------------------------------
          7,526     National Service Industries                               243,654
-------------------------------------------------------------------------------------
         26,596     Service Corp International                              1,170,224
-------------------------------------------------------------------------------------
         13,743     Transamerica                                            1,001,521
-------------------------------------------------------------------------------------
                                                                            5,024,694
=====================================================================================
                    RAILROADS - 1.08%
-------------------------------------------------------------------------------------
         34,262     Burlington Northern                                     2,672,436
-------------------------------------------------------------------------------------
         20,672     Conrail                                                 1,447,040
-------------------------------------------------------------------------------------
         44,432     CSX                                                     2,027,210
-------------------------------------------------------------------------------------
         28,051     Norfolk Southern                                        2,226,548
-------------------------------------------------------------------------------------
         49,347     Union Pacific                                           3,256,902
-------------------------------------------------------------------------------------
                                                                           11,630,136
=====================================================================================
                    REAL ESTATE - 0.04%
-------------------------------------------------------------------------------------
         11,666     Pulte                                                     392,269
=====================================================================================
                    RETAIL - 4.03%
-------------------------------------------------------------------------------------
         61,902     Albertson's                                             2,035,028
-------------------------------------------------------------------------------------
         40,118     American Stores                                         1,073,156
-------------------------------------------------------------------------------------
         23,646     Circuit City Stores                                       653,221
-------------------------------------------------------------------------------------
         16,936     Dayton Hudson                                           1,270,200
-------------------------------------------------------------------------------------
         26,597     Dillard Department Stores, Cl. A                          758,014
-------------------------------------------------------------------------------------
         51,000     Federated Department Stores (a)                         1,402,500
-------------------------------------------------------------------------------------
         6,2790     Fleming                                                   129,504
-------------------------------------------------------------------------------------
         35,907     Gap                                                     1,508,094
-------------------------------------------------------------------------------------
         19,193     Giant Food, Cl. A                                         604,579
-------------------------------------------------------------------------------------
          5,125     Great Atlantic & Pacific                                  117,875
-------------------------------------------------------------------------------------
         54,150     J.C. Penney                                             2,578,894
-------------------------------------------------------------------------------------
        123,003     Kmart                                                     891,772
-------------------------------------------------------------------------------------
         22,260     Kroger (a)                                                834,750
-------------------------------------------------------------------------------------
         89,712     Limited                                                 1,558,746
-------------------------------------------------------------------------------------
          6,113     Longs Drug Stores                                         292,660
-------------------------------------------------------------------------------------
         37,994     Lowe's                                                  1,272,799
-------------------------------------------------------------------------------------
         57,198     May Department Stores                                   2,416,615
-------------------------------------------------------------------------------------
          5,830     Mercantile Stores                                         269,637
-------------------------------------------------------------------------------------
         18,729     Nordstrom                                                 758,525
-------------------------------------------------------------------------------------
          8,612     Pep Boys-Manny, Moe & Jack                                220,683
-------------------------------------------------------------------------------------
         44,199     Price/Costco (a)                                          674,035
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       17
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
         18,501     Rite Aid                                              $   633,659
-------------------------------------------------------------------------------------
         93,209     Sears, Roebuck                                          3,635,151
-------------------------------------------------------------------------------------
         16,037     Sherwin-Williams                                          653,508
-------------------------------------------------------------------------------------
         11,483     Tandy                                                     476,545
-------------------------------------------------------------------------------------
         12,554     TJX                                                       236,957
-------------------------------------------------------------------------------------
         68,318     Toys 'R' Us (a)                                         1,485,917
-------------------------------------------------------------------------------------
         53,734     Walgreen                                                1,605,303
-------------------------------------------------------------------------------------
        537,648     Wal-Mart Stores                                        12,029,874
-------------------------------------------------------------------------------------
         31,880     Winn-Dixie Stores                                       1,175,575
-------------------------------------------------------------------------------------
         25,222     Woolworth                                                 327,886
-------------------------------------------------------------------------------------
                                                                           43,581,662
=====================================================================================
                    SOAPS & TOILETRIES - 1.53%
-------------------------------------------------------------------------------------
          9,952     Clorox                                                    712,812
-------------------------------------------------------------------------------------
         35,251     Colgate-Palmolive                                       2,476,383
-------------------------------------------------------------------------------------
        160,570     Procter & Gamble                                       13,327,310
-------------------------------------------------------------------------------------
                                                                           16,516,505
=====================================================================================
                    TELECOMMUNICATIONS - 9.99%
-------------------------------------------------------------------------------------
        118,835     Airtouch Communications (a)                             3,357,089
-------------------------------------------------------------------------------------
         40,500     Alltel                                                  1,194,750
-------------------------------------------------------------------------------------
        130,452     Ameritech                                               7,696,668
-------------------------------------------------------------------------------------
          9,123     Andrew (a)                                                348,955
-------------------------------------------------------------------------------------
        371,206     AT&T                                                   24,035,588
-------------------------------------------------------------------------------------
        103,139     Bell Atlantic                                           6,897,420
-------------------------------------------------------------------------------------
        233,032     BellSouth                                              10,136,892
-------------------------------------------------------------------------------------
         36,580     Capital Cities/ABC                                      4,513,057
-------------------------------------------------------------------------------------
         50,362     Comcast, Cl. A                                            915,959
-------------------------------------------------------------------------------------
        227,336     GTE                                                    10,002,784
-------------------------------------------------------------------------------------
         10,106     King World Productions (a)                                392,871
-------------------------------------------------------------------------------------
        161,420     MCI Communications                                      4,217,097
-------------------------------------------------------------------------------------
        101,900     NYNEX                                                   5,502,600
-------------------------------------------------------------------------------------
        102,635     Pacific Telesis Group                                   3,451,102
-------------------------------------------------------------------------------------
        143,262     SBC Communications                                      8,237,565
-------------------------------------------------------------------------------------
         80,582     Sprint                                                  3,213,207
-------------------------------------------------------------------------------------
        138,116     Tele-Communications, Cl. A (a)                          2,745,055
-------------------------------------------------------------------------------------
         23,400     Tellabs (a)                                               865,800
-------------------------------------------------------------------------------------
        114,928     U S West                                                2,183,632
-------------------------------------------------------------------------------------
        112,328     U S West Communications Group                           4,015,726
-------------------------------------------------------------------------------------
         85,149     Viacom, Cl. B (a)                                       4,033,934
-------------------------------------------------------------------------------------
                                                                          107,957,751
=====================================================================================
                    TIRE & RUBBER - 0.22%
-------------------------------------------------------------------------------------
          3,926     B.F. Goodrich                                             267,459
-------------------------------------------------------------------------------------
         14,951     Cooper Tire & Rubber                                      368,168
-------------------------------------------------------------------------------------
         38,036     Goodyear Tire & Rubber                                  1,725,884
-------------------------------------------------------------------------------------
                                                                            2,361,511
=====================================================================================
                    TOBACCO - 1.95%
-------------------------------------------------------------------------------------
         45,674     American Brands                                         2,038,203
-------------------------------------------------------------------------------------
        194,966     Philip Morris                                          17,644,423
-------------------------------------------------------------------------------------
         42,107     UST                                                     1,405,321
-------------------------------------------------------------------------------------
                                                                           21,087,947
=====================================================================================
                    TRUCKING, SHIPPING - 0.24%
-------------------------------------------------------------------------------------
         14,392     Consolidated Freightways                                  381,388
-------------------------------------------------------------------------------------
         12,275     Federal Express (a)                                       906,815
-------------------------------------------------------------------------------------
          7,338     Pittston Services Group                                   230,230
-------------------------------------------------------------------------------------
          7,382     Roadway Services                                          360,796
-------------------------------------------------------------------------------------
         25,217     Ryder System                                              624,121
-------------------------------------------------------------------------------------
          6,040     Yellow                                                     74,745
-------------------------------------------------------------------------------------
                                                                            2,578,095
=====================================================================================
                    UTILITIES - 4.21%
-------------------------------------------------------------------------------------
         41,310     American Electric Power                                 1,673,055
-------------------------------------------------------------------------------------
         30,625     Baltimore Gas & Electric                                  872,812
-------------------------------------------------------------------------------------
         33,228     Carolina Power & Light                                  1,146,366
-------------------------------------------------------------------------------------
         36,430     Central & South West                                    1,015,487
-------------------------------------------------------------------------------------
         33,122     CINergy                                                 1,014,361
-------------------------------------------------------------------------------------
          9,135     Columbia Gas System (a)                                   400,798
-------------------------------------------------------------------------------------
         51,536     Consolidated Edison                                     1,649,152
-------------------------------------------------------------------------------------
        17,005      Consolidated Natural Gas                                  771,602
-------------------------------------------------------------------------------------
         28,276     Detroit Edison                                            975,522
-------------------------------------------------------------------------------------
         37,906     Dominion Resources                                      1,563,622
-------------------------------------------------------------------------------------
         42,787     Duke Power                                              2,027,034
-------------------------------------------------------------------------------------
          4,142     Eastern Enterprises                                       146,005
-------------------------------------------------------------------------------------
         62,266     Enron                                                   2,373,891
-------------------------------------------------------------------------------------
         11,424     ENSERCH                                                   185,640
-------------------------------------------------------------------------------------
         56,607     Entergy                                                 1,655,755
-------------------------------------------------------------------------------------
         45,594     FPL Group                                               2,114,422
-------------------------------------------------------------------------------------
         23,900     General Public Utilities                                  812,600
-------------------------------------------------------------------------------------
         65,556     Houston Industries                                      1,589,733
-------------------------------------------------------------------------------------
         43,142     Niagara Mohawk Power                                      415,242
-------------------------------------------------------------------------------------
          8,469     NICOR                                                     232,898
-------------------------------------------------------------------------------------
         13,644     Northern States Power                                     670,262
-------------------------------------------------------------------------------------
         25,584     Ohio Edison                                               601,224
-------------------------------------------------------------------------------------
         13,591     ONEOK                                                     310,894
-------------------------------------------------------------------------------------
         31,900     P P & L Resources                                         797,500
-------------------------------------------------------------------------------------


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX PORTFOLIO                                       18
             -------------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES              DESCRIPTION                                                 VALUE
=====================================================================================
         12,268     Pacific Enterprises                                $      346,571
-------------------------------------------------------------------------------------
        101,005     Pacific Gas & Electric                                  2,866,017
-------------------------------------------------------------------------------------
         61,689     PacifiCorp                                              1,310,891
-------------------------------------------------------------------------------------
         36,958     Panhandle Eastern                                       1,030,204
-------------------------------------------------------------------------------------
         46,484     PECO Energy                                             1,400,330
-------------------------------------------------------------------------------------
          5,755     People's Energy                                           182,721
-------------------------------------------------------------------------------------
         60,394     Public Service Enterprise Group                         1,849,566
-------------------------------------------------------------------------------------
        109,570     SCEcorp                                                 1,944,867
-------------------------------------------------------------------------------------
         19,710     Sonat                                                     702,169
-------------------------------------------------------------------------------------
        158,958     Southern                                                3,914,341
-------------------------------------------------------------------------------------
         55,465     Texas Utilities                                         2,280,998
-------------------------------------------------------------------------------------
         53,225     Unicom                                                  1,743,119
-------------------------------------------------------------------------------------
         21,220     Union Electric                                            885,935
-------------------------------------------------------------------------------------
                                                                           45,473,606
=====================================================================================
TOTAL COMMON STOCKS
-------------------------------------------------------------------------------------
(Cost $852,011,555)                                                    $1,063,706,398
=====================================================================================
                    PREFERRED STOCK
                    NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------------------------
                    DIVERSIFIED - 0.00%
-------------------------------------------------------------------------------------
             88     Teledyne (Cost $1,320)                             $        1,265
=====================================================================================


PRINCIPAL
AMOUNT              DESCRIPTION                                                 VALUE
=====================================================================================
                    BOND - 0.00%
-------------------------------------------------------------------------------------
$        33,000     Viacom International
                    8.00%, 7/7/06 (Cost $28,638)                       $       33,722
=====================================================================================
                    U.S. TREASURY BILLS - 2.83%
-------------------------------------------------------------------------------------
$     1,590,000     5.310%, 1/11/96 (b)                                $    1,587,665
-------------------------------------------------------------------------------------
      3,875,000     5.465%, 2/22/96                                         3,845,161
-------------------------------------------------------------------------------------
      2,110,000     5.340%, 2/29/96                                         2,094,295
-------------------------------------------------------------------------------------
     12,997,000     5.310%, 3/07/96                                        12,887,231
-------------------------------------------------------------------------------------
      8,303,000     5.200%, 5/16/96                                         8,152,505
-------------------------------------------------------------------------------------
      2,078,000     5.330%, 5/16/96                                         2,040,336
-------------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $30,573,638)                                                     $   30,607,193
=====================================================================================
TOTAL INVESTMENTS
(Cost $882,615,151)                                  101.26%           $1,094,348,578
-------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                (1.26%)             (13,612,552)
-------------------------------------------------------------------------------------
NET ASSETS                                           100.00%           $1,080,736,026
=====================================================================================


              See Notes to Financial Statements on Pages 21 and 22

             EQUITY 500 INDEX FUND                                            19
             -------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund invests substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 74% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained else-where in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards. Distributions in excess of realized gains from securities and futures transactions primarily relate to the deferral of wash sale losses for tax purposes.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $270,327.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
0.10 of 1% of the average daily net assets

             EQUITY 500 INDEX FUND                                            20
             -------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================


of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $421,776.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                     For the year ended              For the year ended
                     December 31, 1995               December 31, 1994
                ---------------------------     ---------------------------
                   Shares          Amount          Shares          Amount
                ------------  -------------     -----------    ------------
Sold              32,375,846   $412,369,528      27,246,568    $289,900,607
Reinvested         1,206,449     15,722,534       1,063,347      11,109,940
Redeemed         (11,827,395)  (147,444,731)     (8,706,746)    (91,341,938)
                ------------  -------------     -----------    ------------
Net Increase      21,754,900   $280,647,331      19,603,169    $209,668,609
                ============  =============     ===========    ============


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================


To the Trustees and Shareholders
of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

             EQUITY 500 INDEX PORTFOLIO                                       21
             -------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. The portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio's investment in the financial futures contracts is designed to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio, the prices of securities which are intended to be purchased at a later date for the Portfolio or to closely replicate the benchmark index used by the portfolio. Should the portfolio prices move unexpectedly, the portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $385,265.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $770,530.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average

             EQUITY 500 INDEX PORTFOLIO                                       22
             -------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================


daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $418,814.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995 were $361,509,575 and $46,402,840, respectively. The cost of investments for federal income tax purposes was $888,890,700. The aggregate gross unrealized appreciation for all investments was $217,720,061, and the aggregate gross unrealized depreciation for all investments was $12,262,183.

NOTE 4 -- FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1995 is as follows:

Type                                                               Unrealized
of Future            Expiration      Contracts      Position       Depreciation
-------------------------------------------------------------------------------
S&P 500              March 1996      43             Long           $(26,625)
Futures Index

At December 31, 1995, the Portfolio has segregated sufficient securities to cover margin requirements on open futures contracts.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================


To the Trustees and Holders of Beneficial
Interest of the Equity 500 Index Portfolio

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INSTITUTIONAL FUNDS

SHORT/
INTERMEDIATE
U.S.
GOVERNMENT
SECURITIES
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         1
                    ------------------------------------------------------------


TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . .      2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . .      2
SHORT/INTERMEDIATE U.S. GOVERNMENT
   SECURITIES FUND
      Statement of Assets and Liabilities   . . . . . . . . . . . . . . .      4
      Statement of Operations   . . . . . . . . . . . . . . . . . . . . .      4
      Statements of Changes in Net Assets   . . . . . . . . . . . . . . .      5
      Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . .      6
SHORT/INTERMEDIATE U.S. GOVERNMENT
   SECURITIES PORTFOLIO
      Statement of Assets and Liabilities   . . . . . . . . . . . . . . .      7
      Statement of Operations   . . . . . . . . . . . . . . . . . . . . .      7
      Statements of Changes in Net Assets   . . . . . . . . . . . . . . .      8
      Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . .      8
      Schedule of Portfolio Investments   . . . . . . . . . . . . . . . .      9
SHORT/INTERMEDIATE U.S. GOVERNMENT
   SECURITIES FUND
      Notes to Financial Statements   . . . . . . . . . . . . . . . . . .     10
      Report of Independent Accountants   . . . . . . . . . . . . . . . .     11
SHORT/INTERMEDIATE U.S. GOVERNMENT
   SECURITIES PORTFOLIO
      Notes to Financial Statements   . . . . . . . . . . . . . . . . . .     12
      Report of Independent Accountants   . . . . . . . . . . . . . . . .     13

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Short/Intermediate U.S. Government Securities Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Short/Intermediate U.S. Government Securities Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         2
                    ------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

      February 2, 1996

      Dear Shareholders:

      We are pleased to present your 1995 Annual Report for the BT Institutional Funds Short/Intermediate U.S. Government Securities Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter from the Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of portfolio investments, financial statements, financial highlights and a listing of the portfolio's holdings.

      Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

      We appreciate your ongoing support of the BT Institutional Funds Short/Intermediate U.S. Government Securities Fund and are looking forward to serving your investment needs.



      Philip W. Coolidge
      President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

      The Short/Intermediate U.S. Government Securities Fund (the "Fund") returned 9.83% for the year ended December 31, 1995.

      Overall, the bond market had one of its best years ever in 1995. In fact, the magnitude and strength of the bond market rally took many by surprise. The impact of the Federal Reserve Board's monetary policy was felt more quickly than anticipated, and evidence of a slowing economy and continued low inflation created a climate of optimism that pushed rates down across the board. The yield curve, over the course of the twelve months, steepened, with the intermediate range experiencing the greatest change along the curve. Specifically, yields on 5-year Treasury Notes declined by 2.45% over the year, and yields on 2-year Treasury Notes declined by more than 2.50%.

      To take advantage of the price appreciation of bonds during this period, the Fund remained overweighted in Treasury securities, which tend to outperform in a rally. Plus, in contrast to the first six months of 1995 when the Fund was affected by the changing shape of the yield curve, the Fund was able to capture part of the strong total returns produced by the rally in the second half of the year when the yield curve steepened again. We lengthened the Fund's maturity from its defensive neutral position to longer than the benchmark toward the end of the third quarter, and this strategy particularly benefitted the Fund's performance in the fourth quarter.

      The Fund is maintaining its longer maturity as compared to the Index as we begin 1996. This stance reflects both the output of our proprietary duration model and our belief that the bond market environment will remain positive as the U.S. government negotiates a balanced budget, inflation continues to stay in check, and the Federal Reserve Board, which cut interest rates for the second time in 1995 on December 19, may do so again early this year.

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         3
                    ------------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

      The following graph illustrates the Fund's return versus the Lehman 1-3 Year Government Index from January 31, 1994 to December 31, 1995 assuming a $10,000 initial investment.

================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                               [FIGURE 1]
SHORT/INTERMEDIATE U.S.
GOVERNMENT SECURITIES
FUND AND THE LEHMAN
1-3 YEAR GOVERNMENT
INDEX

              Short/Intermediate            Lehman 1-3 Year
        U.S. Government Securities Fund     Government Index
1/31/94            10,000                      10,000
3/31/94             9,912                       9,889
6/30/94             9,929                       9,889
9/30/94             9,945                       9,988
12/31/94            9,972                       9,989
3/31/95            10,256                      10,321
6/30/95            10,586                      10,648
9/30/95            10,713                      10,806
12/31/95           10,953                      11,072

            TOTAL RETURN
       ENDED DECEMBER 31, 1995
One Year               Since 1/24/94*
  9.83%                    9.63%

* The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original
cost.

================================================================================

OBJECTIVE                     Seeks high level of current income with the
                              preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Direct obligations issued or guaranteed by the
                              U.S. Government, or its agencies and
                              instrumentalities, including repurchase
                              agreements collateralized by U.S. Government
                              obligations. The average weighted maturity of
                              securities will range from two to five years.
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
AS OF DECEMBER 31, 1995
(percentages are based on market value)

U.S. Treasury Notes              80.92%
Repurchase Agreement             16.41%
U.S. Government Policy            2.67%

[FIGURE 2]


================================================================================
ABOUT THE            LOU HUDSON
PORTFOLIO MANAGER    Vice President
                     - Thirty-three years of investment experience
                     - Specializes in short-intermediate fixed income securities
                     - BA -- City College of New York

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         4
                    ------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=========================================================================================================================
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Investment in Short/Intermediate U.S. Government Securities Portfolio, at Value                             $2,193,610
-------------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                                         828
-------------------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                                          16,802
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                 2,211,240
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                                      21,325
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                               21,325
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 221,098 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                       $2,189,915
=========================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($2,189,915/221,098 Shares)                                                                                    $     9.90
=========================================================================================================================
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                              2,217,801
-------------------------------------------------------------------------------------------------------------------------
   Accumulated Net Realized Loss from Securities Transactions                                                     (11,843)
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Depreciation on Securities                                                                      (16,043)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                  $2,189,915
=========================================================================================================================

STATEMENT OF OPERATIONS
=========================================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
   Income Allocated from Short/Intermediate U.S. Government Securities Portfolio, net                            $127,948
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
   Administration and Services                                                               $  4,192
-------------------------------------------------------------------------------------------------------------------------
   Professional                                                                                 8,873
-------------------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                                        10,070
-------------------------------------------------------------------------------------------------------------------------
   Trustees                                                                                     6,391
-------------------------------------------------------------------------------------------------------------------------
   Amortization of Organizational Expenses                                                      1,807
-------------------------------------------------------------------------------------------------------------------------
   Registration                                                                                 1,087
-------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                1,946
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                              34,366
-------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                   (30,174)              4,192
=========================================================================================================================
NET INVESTMENT INCOME                                                                                             123,756
=========================================================================================================================
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                                  33,692
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                       39,464
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                     73,156
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                       $196,912
=========================================================================================================================


              See Notes to Financial Statements on Pages 10 and 11

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         5
                    ------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                                           For the period
                                                                                              For the    January 24, 1994
                                                                                           year ended       (Commencement
                                                                                             December   of Operations) to
                                                                                             31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                   $  123,756          $   90,844
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                       33,692             (45,535)
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                                    39,464             (55,507)
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                                      196,912             (10,198)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                     (123,756)            (90,844)
-------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Distributions                                             (123,756)            (90,844)
-------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Transactions in Shares of Beneficial Interest              123,756           2,094,045
-------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                                  196,912           1,993,003
=========================================================================================================================
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                      1,993,003                 -
-------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                           $2,189,915          $1,993,003
=========================================================================================================================


              See Notes to Financial Statements on Pages 10 and 11

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND         6
                    ------------------------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Fund.

=========================================================================================================================
                                                                                                           For the period
                                                                                              For the    January 24, 1994
                                                                                           year ended       (Commencement
                                                                                             December   of Operations) to
                                                                                             31, 1995   December 31, 1994
=========================================================================================================================
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                                           $ 9.56              $10.00
                                                                                               ------              ------
Income from Investment Operations
  Net Investment Income                                                                          0.58                0.42
  Net Realized and Unrealized Gain (Loss) on Securities                                          0.34               (0.44)
                                                                                               ------              ------
  Total from Investment Operations                                                               0.92               (0.02)
                                                                                               ------              ------
Distributions from Net Investment Income                                                        (0.58)              (0.42)
                                                                                               ------              ------
Net Asset Value, End of Period                                                                 $ 9.90              $ 9.56
                                                                                               ======              ======

TOTAL INVESTMENT RETURN                                                                         9.83%              (0.20%)*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                            5.90%               4.56%*
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Short/Intermediate U.S. Government
  Securities Portfolio                                                                          0.50%               0.50%*
Decrease Reflected in Above Expense Ratio Due to Absorption
  of Expenses by Bankers Trust                                                                  1.49%               1.82%*

Net Assets, End of Period (000's omitted)                                                      $2,190              $1,993

* Annualized


              See Notes to Financial Statements on Pages 10 and 11

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO    7
                    ------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=========================================================================================================================
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $56,358,485, including Repurchase Agreement
     amounting to $9,278,124)                                                                                 $56,532,772
-------------------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                            613,544
-------------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other Assets                                                                               23,588
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                57,169,904
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                             3,102
-------------------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                             1,966,313
-------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                                      22,576
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                            1,991,991
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $55,177,913
=========================================================================================================================
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                            $55,003,626
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                      174,287
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                 $55,177,913
=========================================================================================================================
STATEMENT OF OPERATIONS
=========================================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
   Interest                                                                                                    $3,342,884
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
   Advisory                                                                                  $130,819
-------------------------------------------------------------------------------------------------------------------------
   Administration and Services                                                                 26,164
-------------------------------------------------------------------------------------------------------------------------
   Professional                                                                                21,223
-------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                2,265
-------------------------------------------------------------------------------------------------------------------------
   Trustees                                                                                     1,917
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                             182,388
-------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                   (25,406)            156,982
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           3,185,902
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                                 834,099
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                      965,227
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                  1,799,326
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                     $4,985,228
=========================================================================================================================


                  See Notes to Financial Statements on Page 12

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO    8
                    ------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                              For the             For the
                                                                                           year ended          year ended
                                                                                             December            December
                                                                                             31, 1995            31, 1994
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                 $  3,185,902        $  1,768,139
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                      834,099            (765,789)
-------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                                   965,227            (800,099)
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                               4,985,228             202,251
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                          24,442,594          45,632,673
-------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                             (21,520,447)        (16,293,202)
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                                     2,922,147          29,339,471
-------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                             7,907,375          29,541,722
=========================================================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                       47,270,538          17,728,816
-------------------------------------------------------------------------------------------------------------------------
   End of Year                                                                           $ 55,177,913        $ 47,270,538
=========================================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          August 24, 1992
                                                                 For the year ended December 31,            (Commencement
                                                          -------------------------------------------   of Operations) to
                                                             1995            1994                1993   December 31, 1992
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
   Net Assets                                               6.09%            4.91%              4.25%               4.36%*

Ratio of Expenses to Average Net Assets                     0.30%            0.30%              0.30%               0.30%*

Decrease Reflected in Above Ratio of Expenses
   to Average Net Assets Due to Absorption of
   Expenses by Bankers Trust                                0.05%            0.09%              0.25%               1.41%*

Portfolio Turnover Rate                                      246%             202%               267%                 75%

Net Assets, End of Period (000's omitted)                 $55,178          $47,271            $17,729              $4,999

*  Annualized


                  See Notes to Financial Statements on Page 12

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO    9
                    ------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT       DESCRIPTION                                                   VALUE
================================================================================
             U.S. GOVERNMENT &
             AGENCY OBLIGATIONS - 85.64%
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 82.91%
--------------------------------------------------------------------------------
$  1,500,000 7.50%, 12/31/96                                         $ 1,533,750
--------------------------------------------------------------------------------
   5,000,000 6.625%, 3/31/97                                           5,087,500
--------------------------------------------------------------------------------
   7,000,000 5.875%, 7/31/97                                           7,074,375
--------------------------------------------------------------------------------
  13,980,000 5.625%, 10/31/97                                         14,082,613
--------------------------------------------------------------------------------
  15,300,000 5.50%, 11/15/98                                          15,412,302
--------------------------------------------------------------------------------
   1,000,000 7.125%, 9/30/99                                           1,060,000
--------------------------------------------------------------------------------
   1,472,000 5.75%, 10/31/00                                           1,495,000
--------------------------------------------------------------------------------
                                                                      45,745,540
================================================================================
             U.S. GOVERNMENT AGENCY - 2.73%
--------------------------------------------------------------------------------
   1,500,000 Tennessee Valley Authority,
             6.00%, 1/15/97                                            1,509,108
================================================================================
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $47,080,361)                                                   $47,254,648
================================================================================
             SHORT-TERM INVESTMENT - 16.82%
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENT - 16.82%
--------------------------------------------------------------------------------
$  9,278,124 Repurchase Agreement with Sanwa Bank,
             Dated 12/29/95, 5.85%, Principal and
             Interest in the Amount of $9,282,647,
             (Cost $9,278,124), due 1/2/96,
             (Collateralized by U.S. Treasury Notes,
             Par Value $6,036,000, 10.625%,
             due 8/15/15 Value at $9,236,966)                        $ 9,278,124
================================================================================
TOTAL INVESTMENTS
(Cost $56,358,485)                                       102.46%     $56,532,772
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                     (2.46%)     (1,354,859)
--------------------------------------------------------------------------------
NET ASSETS                                               100.00%     $55,177,913
================================================================================


                  See Notes to Financial Statements on Page 12

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND        10
                    ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Short/Intermediate U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on January 24, 1994. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 4% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained else- where in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a sixty month period.

D. Dividends

The Fund declares dividends daily from net investment income and pays these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $4,192.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced $30,174.

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND        11
                    ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                     For the period
                                                    January 24, 1994
                                                    (Commencement of
                           For the year ended        Operations) to
                           December 31, 1995        December 31, 1994
                           -----------------     -----------------------
                           Shares    Amount       Shares       Amount
                           ------   --------     --------    -----------
Sold                            -          -     275,304     $2,752,043
Reinvested                 12,637   $123,756       9,201         89,512
Redeemed                        -          -     (76,044)      (747,510)
                           ------   --------     --------    -----------
Net Increase               12,637   $123,756     208,461     $2,094,045
                           ======   ========     ========    ===========


NOTE 4 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, the accumulated net realized capital loss carryforward available as a reduction against future net realized capital gain aggregated $34,559, which will expire 2002.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period January 24, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO   12
                    ------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $26,164.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $130,819.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced $25,406.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations, for the year ended December 31, 1995, were $132,638,189 and $109,527,306, respectively. The net unrealized appreciation of investments amounted to $174,287, consisting of gross unrealized appreciation of $211,820 and gross unrealized depreciation of $37,533. The cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes.

                    SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO   13
                    ------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Short/Intermediate U.S. Government
Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996

BT INSTITUTIONAL FUNDS

CASH
RESERVES
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                   CASH RESERVES FUND                                          1
                   -------------------------------------------------------------


TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . .      2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . .      2
CASH RESERVES FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . .
       Statement of Assets and Liabilities  . . . . . . . . . . . . . . .      4
       Statement of Operations  . . . . . . . . . . . . . . . . . . . . .      4
       Statements of Changes in Net Assets  . . . . . . . . . . . . . . .      5
       Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .      6
CASH MANAGEMENT PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . .
       Statement of Assets and Liabilities  . . . . . . . . . . . . . . .      7
       Statement of Operations  . . . . . . . . . . . . . . . . . . . . .      7
       Statements of Changes in Net Assets  . . . . . . . . . . . . . . .      8
       Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .      8
       Schedule of Portfolio Investments  . . . . . . . . . . . . . . . .      9
CASH RESERVES FUND
       Notes to Financial Statements  . . . . . . . . . . . . . . . . . .     13
       Report of Independent Accountants  . . . . . . . . . . . . . . . .     14
CASH MANAGEMENT PORTFOLIO
       Notes to Financial Statements  . . . . . . . . . . . . . . . . . .     15
       Report of Independent Accountants  . . . . . . . . . . . . . . . .     16

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Cash Reserves Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Cash Reserves Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                   CASH RESERVES FUND                                          2
                   -------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

       February 13, 1996

       Dear Shareholders:

       We are pleased to present your 1995 Annual Report for BT Institutional Funds Cash Reserve Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance for the year ended December 31, 1995. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

       Looking ahead, we will continue to monitoring the economic conditions and how they affect the financial markets.

       We appreciate your ongoing support of the Cash Reserves Fund and are looking forward to serving your investment needs.




       Philip W. Coolidge
       President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

       Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

       Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shortly after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19, 1995.

       While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

       The Fund's weighted average maturity stands at 36 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                   CASH RESERVES FUND                                          3
                   -------------------------------------------------------------

================================================================================
OBJECTIVE                        Seeks high current income consistent with
                                 liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS           Bank obligations, commercial paper, U.S.
                                 Treasury obligations and repurchase agreements
                                 collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------
RATINGS                          S&P: AAAm
                                 Moody's: AAA
--------------------------------------------------------------------------------
STATUS AT                        Seven day effective yield: 5.75%
DECEMBER 31, 1995                Average maturity: 39 days
                                 Net Assets: $821.0 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)


[FIGURE 1]


Commercial Paper                            38.84%
Certificates of Deposit                     30.83%
Eurodollar Time Deposits                    22.90%
Repurchase Agreement                         3.79%
Floating Rate Notes                          2.84%
U.S. Government Agency Note                  0.80%

================================================================================

ABOUT THE                   DARLENE M. RASEL
PORTFOLIO MANAGER           Vice President

                            - Responsible for managing the Money Market and
                              Treasury Mutual Funds.
                            - Formerly, Head of Collateral Management Desk for
                              five years before joining Global Investment
                              Management.
                            - Fifteen years investment experience, including
                              eight years at Bankers Trust.

                   CASH RESERVES FUND                                          4
                   -------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       Investment in Cash Management Portfolio, at Value                                                               $821,182,199
-----------------------------------------------------------------------------------------------------------------------------------
       Deferred Organizational Expense                                                                                          605
-----------------------------------------------------------------------------------------------------------------------------------
       Prepaid Expenses and Other                                                                                             4,278
-----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                                                                     821,187,082
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
       Due to Bankers Trust                                                                                                   1,661
-----------------------------------------------------------------------------------------------------------------------------------
       Dividends Payable                                                                                                    181,214
-----------------------------------------------------------------------------------------------------------------------------------
       Accrued Expenses and Other                                                                                            31,104
-----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                                                                    213,979
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 821,820,371 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                               $820,973,103
===================================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share ($820,973,103/821,820,371 Shares)                         $       1.00
===================================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       Paid-in Capital                                                                                                 $821,820,371
-----------------------------------------------------------------------------------------------------------------------------------
       Accumulated Net Realized Loss from Securities Transactions                                                          (847,268)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                          $820,973,103
===================================================================================================================================
STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
       Income Allocated from Cash Management Portfolio, net                                                             $53,682,885
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
       Administration and Services                                                                   $ 462,879
-----------------------------------------------------------------------------------------------------------------------------------
       Professional                                                                                      9,384
-----------------------------------------------------------------------------------------------------------------------------------
       Shareholders Reports                                                                             21,389
-----------------------------------------------------------------------------------------------------------------------------------
       Registration                                                                                      1,359
-----------------------------------------------------------------------------------------------------------------------------------
       Amortization of Organizational Expenses                                                             580
-----------------------------------------------------------------------------------------------------------------------------------
       Trustees                                                                                          6,416
-----------------------------------------------------------------------------------------------------------------------------------
       Miscellaneous                                                                                     6,388
-----------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                  508,395
-----------------------------------------------------------------------------------------------------------------------------------
       Less: Expenses Absorbed by Bankers Trust                                                       (508,395)                  --
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    53,682,885
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                               94,844
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                              $53,777,729
===================================================================================================================================


              See Notes to Financial Statements on Pages 13 and 14

                   CASH RESERVES FUND                                          5
                   -------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                                     For the period
                                                                                             For the               January 25, 1994
                                                                                          year ended                  (Commencement
                                                                                            December              of Operations) to
                                                                                            31, 1995              December 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
       Net Investment Income                                                        $     53,682,885              $      35,868,156
-----------------------------------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss) from Securities Transactions                                  94,844                     (6,808,107)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase in Net Assets from Operations                                         53,777,729                     29,060,049
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
       Net Investment Income                                                             (53,682,885)                   (35,868,156)
-----------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT NET ASSET VALUE OF
   $1.00 PER SHARE)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Proceeds from Shares Sold                                                  15,241,716,412                 11,171,963,496
-----------------------------------------------------------------------------------------------------------------------------------
       Dividends Reinvested                                                               52,567,944                     30,040,014
-----------------------------------------------------------------------------------------------------------------------------------
       Value of Shares Redeemed                                                      (15,394,127,791)               (10,280,339,704)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets from Transactions in
-----------------------------------------------------------------------------------------------------------------------------------
               Shares of Beneficial Interest                                             (99,843,435)                   921,663,806
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
       Proceeds Contributed                                                                  --                           5,865,995
-----------------------------------------------------------------------------------------------------------------------------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (99,748,591)                   920,721,694
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       Beginning of Period                                                               920,721,694                        --
-----------------------------------------------------------------------------------------------------------------------------------
       End of Period                                                                $    820,973,103              $     920,721,694
===================================================================================================================================

              See Notes to Financial Statements on Pages 13 and 14

                   CASH RESERVES FUND                                          6
                   -------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods presented for the Cash Reserves Fund.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the period
                                                                                            For the               January 25, 1994
                                                                                         year ended               (Commencement of
                                                                                           December                 Operations) to
                                                                                           31, 1995              December 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                                          $1.00                          $1.00
                                                                                           --------                       --------

Income from Investment Operations
       Net Investment Income                                                                   0.06                           0.04
       Net Realized Gain (Loss) from Securities Transactions                                   0.00+                         (0.01)
                                                                                           --------                       --------

       Total from Investment Operations                                                        0.06                           0.03
                                                                                           --------                       --------

Contribution of Capital                                                                           -                           0.01
                                                                                           --------                       --------

Distributions From:
       Net Investment Income                                                                  (0.06)                         (0.04)
                                                                                           --------                       --------
Net Asset Value, End of Period                                                                $1.00                          $1.00
                                                                                           ========                       ========
TOTAL INVESTMENT RETURN                                                                       5.94%                        4.32%*+


RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                          5.80%                         4.32%*
Ratio of Expenses to Average Net Assets, Including Expenses
       of the Cash Management Portfolio                                                       0.18%                         0.18%*
Decrease Reflected in Above Expense Ratio Due to Absorption
       of Expenses by Bankers Trust                                                           0.07%                         0.08%*

Net Assets, End of Period (000's omitted)                                                  $820,973                       $920,722

*      Annualized
+      Increased by 0.81% due to Contribution of Capital.

              See Notes to Financial Statements on Pages 13 and 14

                   CASH MANAGEMENT PORTFOLIO                                   7
                   -------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=================================================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
       Investments, at Value                                                                                       $2,636,244,326
---------------------------------------------------------------------------------------------------------------------------------
       Cash                                                                                                               234,792
---------------------------------------------------------------------------------------------------------------------------------
       Interest Receivable                                                                                              9,803,616
---------------------------------------------------------------------------------------------------------------------------------
       Prepaid Expenses and Other                                                                                          19,395
---------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                                                                 2,646,302,129
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
       Due to Bankers Trust                                                                                               336,262
---------------------------------------------------------------------------------------------------------------------------------
       Payable for Securities Purchased                                                                                30,000,000
---------------------------------------------------------------------------------------------------------------------------------
       Accrued Expenses and Other                                                                                          33,650
---------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                                                               30,369,912
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                         $2,615,932,217
=================================================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
       Paid-in Capital                                                                                             $2,615,932,217
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                      $2,615,932,217
=================================================================================================================================


STATEMENT OF OPERATIONS
=================================================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
       Interest                                                                                                      $152,708,666
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
       Advisory                                                                                 $3,847,729
---------------------------------------------------------------------------------------------------------------------------------
       Administration and Services                                                               1,282,576
---------------------------------------------------------------------------------------------------------------------------------
       Professional                                                                                 34,574
---------------------------------------------------------------------------------------------------------------------------------
       Trustees                                                                                      1,868
---------------------------------------------------------------------------------------------------------------------------------
       Miscellaneous                                                                                28,778
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                            5,195,525
---------------------------------------------------------------------------------------------------------------------------------
       Less: Expenses Absorbed by Bankers Trust                                                   (578,251)             4,617,274
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 148,091,392
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                            268,537
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $148,359,929
=================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                   8
                   -------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                                   For the                For the
                                                                                                year ended             year ended
                                                                                                  December               December
                                                                                                  31, 1995               31, 1994
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
       Net Investment Income                                                              $    148,091,392       $    107,531,263
---------------------------------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss) from Securities Transactions                                       268,537            (21,679,797)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase in Net Assets from Operations                                              148,359,929             85,851,466
---------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
       Proceeds from Capital Invested                                                       35,062,532,338         29,684,647,236
---------------------------------------------------------------------------------------------------------------------------------
       Value of Capital Withdrawn                                                          (35,329,985,394)       (28,984,267,374)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets from Capital Transactions                        (267,453,056)           700,379,862
---------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
       Proceeds Contributed                                                                       -                    18,718,663
---------------------------------------------------------------------------------------------------------------------------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                                                (119,093,127)           804,949,991
=================================================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
       Beginning of Year                                                                     2,735,025,344          1,930,075,353
---------------------------------------------------------------------------------------------------------------------------------
       End of Year                                                                        $  2,615,932,217       $  2,735,025,344
=================================================================================================================================



FINANCIAL HIGHLIGHTS
====================================================================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Cash Management Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the year ended December 31,
                                                   ---------------------------------------------------------------------------------
                                                   1995                  1994                 1993                 1992         1991
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
       Income to Average Net Assets               5.77%                 4.24%                3.06%                3.52%        5.85%
Ratio of Expenses to
       Average Net Assets                         0.18%                 0.18%                0.20%                0.22%        0.25%
Decrease Reflected in Above
       Ratio of Expenses to Average
       Net Assets Due to Absorption
       of Expenses by Bankers Trust               0.02%                 0.02%                0.00%+               0.00%+       0.01%
   Net Assets, End of Period
       (000's omitted)                       $2,615,932            $2,735,025           $1,930,075           $1,438,688     $934,402


+ Less than 0.01%

                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                   9
                   -------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
====================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                           DESCRIPTION                                                                                 VALUE
==================================================================================================================================
                                 CERTIFICATES OF DEPOSIT - 31.07%
----------------------------------------------------------------------------------------------------------------------------------
$     5,000,000                  Abbey National Bank, 5.76%, 2/1/96                                                   $  4,999,857
----------------------------------------------------------------------------------------------------------------------------------
     35,000,000                  Bank of America, 5.78%, 1/31/96                                                        35,000,000
----------------------------------------------------------------------------------------------------------------------------------
     13,000,000                  Bank of Nova Scotia, 5.77%, 2/1/96                                                     13,000,554
----------------------------------------------------------------------------------------------------------------------------------
                                 Bank of Tokyo:
     30,000,000                  5.90%, 1/16/96                                                                         30,000,122
     29,000,000                  5.90%, 1/22/96                                                                         29,000,166
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Bayerische Hypotheka, 5.83%, 1/16/96                                                   25,000,205
----------------------------------------------------------------------------------------------------------------------------------
     21,000,000                  Bayerische Landesbank, 5.80%, 1/24/96                                                  21,000,021
----------------------------------------------------------------------------------------------------------------------------------
     46,000,000                  Bayerische Vereinsbank, 5.80%, 1/31/96                                                 46,000,380
----------------------------------------------------------------------------------------------------------------------------------
      9,000,000                  Credit Suisse, 5.73%, 1/9/96                                                            8,999,612
----------------------------------------------------------------------------------------------------------------------------------
     50,000,000                  Deutsche, 5.79%, 1/25/96                                                               50,000,000
----------------------------------------------------------------------------------------------------------------------------------
     28,000,000                  Hessen Thuringer, 5.795%, 1/31/96                                                      27,999,505
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Industrial Bank of Japan, 5.89%, 1/22/96                                               25,000,143
----------------------------------------------------------------------------------------------------------------------------------
                                 Kreditbank:
     40,000,000                  5.80%, 1/24/96                                                                         40,000,253
     30,000,000                  5.75%, 2/21/96                                                                         30,000,420
----------------------------------------------------------------------------------------------------------------------------------
     26,000,000                  Mellon Bank, 5.78%, 2/5/96                                                             26,000,000
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Mitsubishi Bank, 6.15%, 1/2/96                                                         25,000,012
----------------------------------------------------------------------------------------------------------------------------------
     28,000,000                  Morgan Guaranty, 5.51%, 6/11/96                                                        28,001,226
----------------------------------------------------------------------------------------------------------------------------------
                                 National Westminster Bank:
      2,000,000                  5.81%, 2/1/96                                                                           2,000,111
     40,000,000                  5.72%, 2/16/96                                                                         39,999,770
     29,300,000                  5.70%, 2/16/96                                                                         29,302,639
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Rabobank, 5.76%, 1/31/96                                                               25,000,206
----------------------------------------------------------------------------------------------------------------------------------
                                 Sanwa Bank:
     38,000,000                  5.91%, 1/31/96                                                                         38,000,309
     24,000,000                  5.86%, 2/9/96                                                                          23,997,792
----------------------------------------------------------------------------------------------------------------------------------
                                 Societe Generale:
     25,000,000                  5.82%, 1/5/96                                                                          25,000,000
     39,400,000                  5.66%, 3/4/96                                                                          39,400,559
     30,000,000                  5.71%, 3/4/96                                                                          30,000,988
----------------------------------------------------------------------------------------------------------------------------------
                                 Sumitomo Bank:
     35,000,000                  5.98%, 1/16/96                                                                         35,000,143
     20,000,000                  5.89%, 1/22/96                                                                         20,000,114
     10,000,000                  5.91%, 1/22/96                                                                         10,000,057
----------------------------------------------------------------------------------------------------------------------------------
     30,000,000                  Toronto Dominion, 5.64%, 4/2/96                                                        30,000,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $812,705,164)                                                                                         $812,705,164
==================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  10
                   -------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                           DESCRIPTION                                                                                 VALUE
==================================================================================================================================
                                 COMMERCIAL PAPER - 39.14%
----------------------------------------------------------------------------------------------------------------------------------
$    36,500,000                  Abbey National Bank of North America, 5.58%, 3/14/96                                  $36,087,003
----------------------------------------------------------------------------------------------------------------------------------
     21,000,000                  Asset Securitization, 5.66%, 2/15/96                                                   20,851,425
----------------------------------------------------------------------------------------------------------------------------------
     11,500,000                  Banco Bilbao Vizcaya, 5.71%, 2/5/96                                                    11,436,159
----------------------------------------------------------------------------------------------------------------------------------
     20,000,000                  Bank of America, 5.28%, 6/5/96                                                         19,542,400
----------------------------------------------------------------------------------------------------------------------------------
     29,000,000                  Bank Brussels Lambert of North America, 5.58%, 4/18/96                                 28,514,540
----------------------------------------------------------------------------------------------------------------------------------
     30,500,000                  BTR Dunlop, 5.65%, 2/16/96                                                             30,279,807
----------------------------------------------------------------------------------------------------------------------------------
     23,000,000                  Caisse des Depots et Consignations, 5.80%, 1/11/96                                     22,962,944
----------------------------------------------------------------------------------------------------------------------------------
     15,000,000                  Central Hispana, 5.75%, 1/25/96                                                        14,942,500
----------------------------------------------------------------------------------------------------------------------------------
     50,000,000                  Commonwealth Bank Australia, 5.41%, 4/2/96                                             49,308,722
----------------------------------------------------------------------------------------------------------------------------------
      7,000,000                  Dun & Bradstreet, 5.59%, 3/19/96                                                        6,915,218
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Finnish Export Credit, 5.71%, 1/23/96                                                  24,912,764
----------------------------------------------------------------------------------------------------------------------------------
                                 General Electric Capital:
     20,000,000                  5.81%, 1/18/96                                                                         19,945,128
     25,000,000                  5.53%, 4/3/96                                                                          24,642,854
----------------------------------------------------------------------------------------------------------------------------------
     25,700,000                  General Electric Capital Services, 5.68%, 2/5/96                                       25,558,079
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Goldman Sachs, 5.53%, 3/18/96                                                          24,704,299
----------------------------------------------------------------------------------------------------------------------------------
     14,000,000                  Hanson Finance, 5.65%, 3/7/96                                                          13,854,983
----------------------------------------------------------------------------------------------------------------------------------
     21,000,000                  Hewlett-Packard, 5.63%, 2/15/96                                                        20,852,213
----------------------------------------------------------------------------------------------------------------------------------
                                 KFW International Finance:
     35,000,000                  5.715%, 1/30/96                                                                        34,838,869
     30,000,000                  5.65%, 3/6/96                                                                          29,693,958
----------------------------------------------------------------------------------------------------------------------------------
                                 Kingdom of Sweden:
     20,000,000                  5.00%, 1/31/96                                                                         19,905,000
      6,000,000                  5.65%, 2/15/96                                                                          5,957,625
     25,000,000                  5.66%, 2/21/96                                                                         24,799,542
      1,815,000                  5.68%, 2/27/96                                                                          1,798,677
     25,000,000                  5.66%, 2/28/96                                                                         24,772,028
     25,000,000                  5.62%, 3/11/96                                                                         24,726,806
----------------------------------------------------------------------------------------------------------------------------------
     20,300,000                  Manitoba Hydro Electric, 5.65%, 2/15/96                                                20,156,631
----------------------------------------------------------------------------------------------------------------------------------
                                 McKenna Triangle:
     25,000,000                  5.75%, 1/25/96                                                                         24,904,167
     20,000,000                  5.72%, 1/26/96                                                                         19,920,556
     30,000,000                  5.68%, 2/6/96                                                                          29,829,600
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Merrill Lynch, 5.72%, 1/31/96                                                          24,880,833
----------------------------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley:
     23,500,000                  6.00%, 1/5/96                                                                          23,484,333
     25,000,000                  5.77%, 1/25/96                                                                         24,903,833
     40,000,000                  5.70%, 2/9/96                                                                          39,753,000
==================================================================================================================================


                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  11
                   -------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                           DESCRIPTION                                                                                 VALUE
==================================================================================================================================
$    30,805,000                  National Australia Funding, 5.30%, 6/14/96                                         $   30,056,695
----------------------------------------------------------------------------------------------------------------------------------
                                 National Rural Utility:
     15,000,000                  5.65%, 2/16/96                                                                         14,891,708
     35,000,000                  5.50%, 3/5/96                                                                          34,657,778
----------------------------------------------------------------------------------------------------------------------------------
                                 New South Wales Treasury:
     25,000,000                  5.70%, 1/24/96                                                                         24,908,958
     12,000,000                  5.56%, 2/9/96                                                                          11,927,720
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Philip Morris, 6.20%, 1/2/96                                                           24,995,694
----------------------------------------------------------------------------------------------------------------------------------
     20,000,000                  Province of Alberta, 5.75%, 1/26/96                                                    19,920,139
----------------------------------------------------------------------------------------------------------------------------------
     70,000,000                  Prudential Funding, 6.054%, 1/2/96                                                     70,000,000
----------------------------------------------------------------------------------------------------------------------------------
     10,000,000                  Receivables Capital, 5.80%, 1/31/96                                                     9,951,667
----------------------------------------------------------------------------------------------------------------------------------
     13,000,000                  Sheffield, 5.80%, 1/22/96                                                              12,956,017
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $1,023,902,872)                                                                                     $1,023,902,872
==================================================================================================================================
                                 EURODOLLAR TIME DEPOSITS - 23.08%
----------------------------------------------------------------------------------------------------------------------------------
                                 Bank of America:
$    17,000,000                  5.76%, 3/27/96                                                                    $    17,000,000
     30,000,000                  5.50%, 4/5/96                                                                          30,000,000
----------------------------------------------------------------------------------------------------------------------------------
     35,000,000                  Bank of Scotland, 5.813%, 2/13/96                                                      35,000,000
----------------------------------------------------------------------------------------------------------------------------------
     50,000,000                  Canadian Imperial Bank of Commerce, 6.00%, 1/2/96                                      50,000,000
----------------------------------------------------------------------------------------------------------------------------------
     72,791,998                  Commerz Bank, 3.50%, 1/2/96                                                            72,791,998
----------------------------------------------------------------------------------------------------------------------------------
                                 Dresdner Bank:
    100,000,000                  5.938%, 1/2/96                                                                        100,000,000
     10,000,000                  5.75%, 3/4/96                                                                          10,000,000
----------------------------------------------------------------------------------------------------------------------------------
    100,000,000                  International Nederlander, 6.00%, 1/2/96                                              100,000,000
----------------------------------------------------------------------------------------------------------------------------------
     14,000,000                  Kreditbank, 5.75%, 3/15/96                                                             14,000,000
----------------------------------------------------------------------------------------------------------------------------------
                                 Mitsubishi Bank:
     25,000,000                  6.25%, 1/19/96                                                                         25,000,000
     25,000,000                  5.906%, 3/5/96                                                                         25,000,000
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  National Westminster, 5.813%, 1/29/96                                                  25,000,000
----------------------------------------------------------------------------------------------------------------------------------
     25,000,000                  Nordeutsche Landesbank, 5.75%, 2/29/96                                                 25,000,000
----------------------------------------------------------------------------------------------------------------------------------
     75,000,000                  Toronto Dominion, 6.00%, 1/2/96                                                        75,000,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $603,791,998)                                                                                       $  603,791,998
==================================================================================================================================
                                 FLOATING RATE NOTES - 2.86%
----------------------------------------------------------------------------------------------------------------------------------
                                 Student Loan Marketing Association:
$    50,000,000                  Variable Rate Weekly, 5.22%, 11/24/97                                              $   49,885,005
     25,000,000                  Variable Rate Weekly, 5.24%, 9/28/98                                                   24,993,148
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $74,878,153)                                                                                        $   74,878,153
==================================================================================================================================

                  See Notes to Financial Statements on Page 15

                   CASH MANAGEMENT PORTFOLIO                                  12
                   -------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT                           DESCRIPTION                                                                                 VALUE
==================================================================================================================================
                                 U.S. Government Agency Notes - 0.80%
----------------------------------------------------------------------------------------------------------------------------------
                                 Federal National Mortgage Association:
$     9,820,000                  5.14%, 6/25/96                                                                     $    9,573,234
     11,690,000                  5.14%, 6/27/96                                                                         11,392,905
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
(Amortized Cost $20,966,139)                                                                                        $   20,966,139
==================================================================================================================================
                                 REPURCHASE AGREEMENT - 3.82%
----------------------------------------------------------------------------------------------------------------------------------
$   100,000,000                  Repurchase Agreement with Swiss Bank, dated 12/29/1995, 5.90%,
                                 Principal and Interest in the Amount of $100,049,167, due 1/2/96,
                                 (Collateralized by Federal Home Loan Mortgage, par value of
                                 $25,000,000, 7.61%, due 9/1/04, value of $26,386,331, $25,000,000,
                                 7.88%, due 8/5/04, value of $26,659,471, Federal National Mortgage
                                 Association, par value of $970,000, 7.50% due 2/11/02, value of
                                 $1,087,494 Federal Home Loan Banks Medium Term Construction
                                 Bonds, par value of $15,000,000, 6.05%, due 3/10/99, value of $15,281,575,
                                 Federal Farm Credit Banks Construction System-wide Medium-Term
                                 Notes, par value of $6,000,000, 5.41%, due 12/7/98, value of $5,974,410,
                                 Federal Home Loan Bank Construction Discount Notes, par value of
                                 $25,000,000, due 2/22/96, value of $24,828,473 and Federal Home
                                 Loan Bank, par value of $4,000,000, 8.00%, due 7/25/96, value of $4,195,761)       $  100,000,000
==================================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $2,636,244,326)                                                          100.77%                    $2,636,244,326
----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    (0.77)                        (20,312,109)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               100.00%                    $2,615,932,217
==================================================================================================================================

                  See Notes to Financial Statements on Page 15

                   CASH RESERVES FUND                                         13
                   -------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (unaudited)
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Reserves Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on January 25, 1994. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 31% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro-rata among the investors in the Portfolio.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare dividends daily and pay monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $462,879.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.18 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $508,395.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institu-

                   CASH RESERVES FUND                                         14
                   -------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

tion at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Statement of Changes in Net Assets for the period January 25, 1994 (commencement of operations) to December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $5,865,995.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $847,269, which will expire in 2002.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Cash Reserves Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period January 25, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserves Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.
-----------------------------
Kansas City, Missouri
February 13, 1996

                   CASH MANAGEMENT PORTFOLIO                                  15
                   -------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,282,576.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,847,729.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $578,251.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects a realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                   CASH MANAGEMENT PORTFOLIO                                  16
                   -------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of the Cash Management Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles

/s/ COOPERS & LYBRAND L.L.P.
-----------------------------
Kansas City, Missouri
February 13, 1996

BT INSTITUTIONAL FUNDS

INSTITUTIONAL
LIQUID
ASSETS
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                    INSTITUTIONAL LIQUID ASSETS FUND                           1
                    ------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .    2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . .    2
INSTITUTIONAL LIQUID ASSETS FUND  . . . . . . . . . . . . . . . . . . . . .
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    4
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    4
   Statement of Changes in Net Assets   . . . . . . . . . . . . . . . . . .    5
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    6
LIQUID ASSETS PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . .
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    7
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    7
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    8
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    8
   Schedule of Portfolio Investments  . . . . . . . . . . . . . . . . . . .    9
INSTITUTIONAL LIQUID ASSETS FUND
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   10
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   11
LIQUID ASSETS PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . .
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   12
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   13

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Institutional Liquid Assets Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT INSTITUTIONAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Institutional Liquid Assets Fund at the following address:

BT INSTITUTIONAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    INSTITUTIONAL LIQUID ASSETS FUND                           2
                    ------------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

   February 13, 1996

   Dear Shareholders:

   We are pleased to present your 1995 Annual Report for BT Institutional Funds Institutional Liquid Assets Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the period December 11, 1995 (commencement of operations) to December 31, 1995. In addition, the report contains a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

   Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

   We appreciate your ongoing support of the Institutional Liquid Assets Fund and are looking forward to serving your investment needs.



   Philip W. Coolidge
   President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

   Following the official cut of interest rates on July 6, constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even with-out real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19, 1995.

   While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

   The Fund's weighted average maturity stands at 46 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                    INSTITUTIONAL LIQUID ASSETS FUND                           3
                    ------------------------------------------------------------


================================================================================

OBJECTIVE                     Seeks high level of current income to the extent
                              consistent with liquidity and preservation of
                              capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS        Bank obligations, commercial paper, U.S. Treasury
                              obligations and repurchase agreements.
--------------------------------------------------------------------------------
STATUS AT                     Seven day effective yield: 5.62%
DECEMBER 31, 1995             Average maturity: 46 days
                              Net Assets: $1,477.4 million
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

[FIGURE 1]

Commercial Paper                   48.40%
Certificates of Deposit            28.83%
Eurodollar Time Deposits           22.08%
U.S. Treasury Bills                 0.69%

================================================================================
ABOUT THE                DARLENE M. RASEL
PORTFOLIO MANAGER        Vice President

                         - Responsible for managing the Money Market and
                           Treasury Mutual Funds.
                         - Formerly, Head of Collateral Management Desk for
                           five years before joining Global Investment
                           Management.
                         - Fifteen years investment experience, including
                           eight years at Bankers Trust.

                    INSTITUTIONAL LIQUID ASSETS FUND                           4
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in Liquid Assets Portfolio, at Value                                               $1,481,588,880
---------------------------------------------------------------------------------------------------------------
   Deferred Organizational Expenses                                                                       9,879
---------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                               488,131
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   1,482,086,890
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Dividends Payable                                                                                  4,187,751
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                           498,011
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                  4,685,762
---------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 1,477,384,445 Outstanding Shares of $0.001 Par Value Per Share,
Unlimited Number of Shares of Beneficial Interest Authorized)                                    $1,477,401,128
===============================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($1,477,401,128/1,477,384,445 Shares)                                                            $         1.00
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                               $1,477,384,445
---------------------------------------------------------------------------------------------------------------
   Undistributed Net Realized Gain from Securities Transactions                                          16,683
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                    $1,477,401,128
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the period December 11, 1995 (Commencement of Operations) to December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Income Allocated from Liquid Assets Portfolio, net                                                $4,187,751
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                            $ 38,038
---------------------------------------------------------------------------------------------------------------
   Registration                                                                            471,043
---------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                                     10,000
---------------------------------------------------------------------------------------------------------------
   Professional                                                                              5,475
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                    750
---------------------------------------------------------------------------------------------------------------
   Amortization of Organizational Expenses                                                     121
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                               742
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                          526,169
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                               (526,169)      --
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,187,751
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                           16,683
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $4,204,434
===============================================================================================================

                  See Notes to Financial Statements on Page 10

                    INSTITUTIONAL LIQUID ASSETS FUND                           5
                    ------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                                 For the period
                                                                                              December 11, 1995
                                                                                               (Commencement of
                                                                                                 Operations) to
                                                                                              December 31, 1995
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                         $    4,187,751
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                        16,683
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                                         4,204,434
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                             (4,187,751)
---------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (At Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold                                                                  1,679,671,203
---------------------------------------------------------------------------------------------------------------
   Value of Shares Redeemed                                                                        (202,286,758)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Transactions in
     Shares of Beneficial Interest                                                                1,477,384,445
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                                   1,477,401,128
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                                       --
---------------------------------------------------------------------------------------------------------------
   End of Period                                                                                 $1,477,401,128
===============================================================================================================

                  See Notes to Financial Statements on Page 10

                    INSTITUTIONAL LIQUID ASSETS FUND                           6
                    ------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period presented for the Institutional Liquid Assets Fund.

--------------------------------------------------------------------------------
                                                                  For the period
                                                               December 11, 1995
                                                                   (Commencement
                                                                  of Operations)
                                                                     to December
                                                                        31, 1995
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                       $1.00
                                                                          ------
Income from Investment Operations
  Net Investment Income                                                     0.00+
  Net Realized Gain on Securities                                           0.00+
                                                                          ------
  Total from Investment Operations                                          0.00+
                                                                          ------
Distribution from
  Net Investment Income                                                     0.00+
                                                                          ------
Net Asset Value, End of Period                                             $1.00
                                                                          ======

TOTAL INVESTMENT RETURN                                                    5.88%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                                       5.50%*
Ratio of Expenses to Average Net Assets,
  Including Expenses of the Liquid Assets Portfolio                        0.01%*
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses by Bankers Trust                           0.97%*

Net Assets, End of Period (000's omitted)                             $1,477,401

* Annualized
+ Less than $0.01 per share

                  See Notes to Financial Statements on Page 10

                    LIQUID ASSETS PORTFOLIO                                    7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value                                                                         $1,420,393,102
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                              59,566,208
---------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                1,634,688
---------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                                16,905
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   1,481,610,903
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            21,875
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                       $1,481,589,028
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                               $1,481,589,028
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                    $1,481,589,028
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A)

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Interest                                                                                          $4,730,412
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                             $127,704
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                            42,568
---------------------------------------------------------------------------------------------------------------
   Professional                                                                           12,291
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                1,365
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                           3,391
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                        187,319
---------------------------------------------------------------------------------------------------------------
   Less:Expenses Absorbed by Bankers Trust                                              (178,381)         8,938
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,721,474
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                           18,254
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $4,739,728
===============================================================================================================

                  See Notes to Financial Statements on Page 12

                    LIQUID ASSETS PORTFOLIO                                    8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the             For the
                                                                               period ended          year ended
                                                                                   December            December
                                                                                  31, 1995+            31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                     $    4,721,474        $    637,521
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                             18,254             (27,641)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     4,739,728             609,880
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                             1,701,831,076          61,272,350
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                  (238,385,924)        (56,615,492)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                       1,463,445,152           4,656,858
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                               1,468,184,880           5,266,738
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                           13,404,148           8,137,410
---------------------------------------------------------------------------------------------------------------
   End of Period                                                             $1,481,589,028        $ 13,404,148
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Liquid Assets Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                                 For the            For the        June 7, 1993
                                                            period ended         year ended       (Commencement
                                                                December           December   of Operations) to
                                                               31, 1995+           31, 1994   December 31, 1993
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                               7.28%*             4.28%               3.12%*

Ratio of Expenses to Average Net Assets                            0.01%*             0.10%               0.10%*

Decrease Reflected in Above Ratio of Expenses
  to Average Net Assets Due to Absorption
  of Expenses by Bankers Trust                                     0.28%*             0.30%               0.57%*

Net Assets, End of Period (000's omitted)                     $1,481,589            $13,404              $8,137

* Annualized

+ For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A)

                  See Notes to Financial Statements on Page 12

                    LIQUID ASSETS PORTFOLIO                                    9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT         DESCRIPTION                                                 VALUE
================================================================================
               CERTIFICATES OF DEPOSIT - 27.63%
--------------------------------------------------------------------------------
$ 35,000,000   Abbey National Bank, 5.68%,
               3/14/96                                            $   35,001,150
--------------------------------------------------------------------------------
               ABN Amro Bank:
  25,000,000   5.58%, 5/28/96                                         25,013,882
  10,000,000   5.52%, 6/19/96                                         10,003,601
--------------------------------------------------------------------------------
  22,000,000   American Express Centurion Bank,
               5.82%, 1/11/96                                         21,999,905
--------------------------------------------------------------------------------
  40,000,000   Bank of Tokyo, 5.85%, 2/12/96                          39,998,481
--------------------------------------------------------------------------------
  50,000,000   Canadian Imperial Bank of
               Commerce, 5.80%, 1/19/96                               50,000,000
--------------------------------------------------------------------------------
  29,400,000   Commerz Bank, 5.83%, 1/22/96                           29,403,055
--------------------------------------------------------------------------------
   5,000,000   Deutsche Bank, 5.64%, 3/11/96                           5,000,685
--------------------------------------------------------------------------------
               National Westminister Bank:
  20,000,000   5.70%, 2/16/96                                         20,001,801
  35,000,000   5.72%, 2/16/96                                         34,999,799
--------------------------------------------------------------------------------
               Societe Generale:
  50,000,000   5.58%, 4/25/96                                         49,996,056
   3,000,000   5.75%, 10/17/96                                         3,004,517
--------------------------------------------------------------------------------
  30,000,000   Toronto-Dominion Bank, 5.64%,
               4/2/96                                                 30,000,000
--------------------------------------------------------------------------------
               Wachovia Bank of North Carolina:
  30,000,000   5.80%, 1/9/96                                          29,999,836
  25,000,000   5.72%, 1/17/96                                         25,000,473
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $409,423,241)                                     $  409,423,241
================================================================================
               COMMERCIAL PAPER - 46.41%
--------------------------------------------------------------------------------
$ 25,000,000   Abbey National North America,
               5.58%, 3/14/96                                     $   24,717,125
--------------------------------------------------------------------------------
  20,000,000   Banco Bilbao Vizcaya, 5.71%,
               2/5/96                                                 19,888,972
--------------------------------------------------------------------------------
  10,000,000   Bank of America, 5.28%, 6/5/96                          9,771,200
--------------------------------------------------------------------------------
  50,000,000   Bank of Austria, 5.69%, 2/8/96                         49,699,695
--------------------------------------------------------------------------------
  50,000,000   Caisse des Depots et Consignations,
               5.80%, 1/11/96                                         49,919,444
--------------------------------------------------------------------------------
  25,000,000   Ciesco, 5.67%, 2/28/96                                 24,771,625
--------------------------------------------------------------------------------
  17,000,000   Daimler Benz North American,
               5.78%, 1/30/96                                         16,920,846
--------------------------------------------------------------------------------
               General Electric Capital:
  20,000,000   5.81%, 1/18/96                                         19,945,128
  40,000,000   5.70%, 2/12/96                                         39,734,000
--------------------------------------------------------------------------------
  25,000,000   Internationale Nederlanden Bank,
               5.46%, 3/25/96                                         24,681,500
--------------------------------------------------------------------------------
  10,000,000   Manitoba Hydro-Electric Board,
               5.47%, 3/22/96                                          9,876,925
--------------------------------------------------------------------------------
  30,000,000   McKenna Triangle, 5.80%,
               1/25/96                                                29,884,000
--------------------------------------------------------------------------------
  28,000,000   Monte dei Paschi di Siena,
               5.70%, 2/16/96                                         27,796,067
--------------------------------------------------------------------------------
  50,000,000   Morgan Stanley, 6.00%,
               1/5/96                                                 49,966,667
--------------------------------------------------------------------------------
  48,000,000   National Australia Funding,
               5.00%, 6/14/96                                         46,812,000
--------------------------------------------------------------------------------
  17,000,000   Pacific Gas &Electric, 5.65%,
               1/26/96                                                16,933,299
--------------------------------------------------------------------------------
   1,750,000   Panasonic Finance, 5.60%, 2/14/96                       1,738,022
--------------------------------------------------------------------------------
  24,600,000   Philip Morris, 6.20%, 1/2/96                           24,595,763
--------------------------------------------------------------------------------
  60,000,000   Prudential Funding, 6.054%,
               1/2/96                                                 60,000,000
--------------------------------------------------------------------------------
               Receivables Capital:
  21,168,000   5.82%, 1/24/96                                         21,089,290
  29,715,000   5.82%, 1/25/96                                         29,599,706
--------------------------------------------------------------------------------
  25,000,000   Riverwoods Funding, 5.70%,
               2/13/96                                                24,829,792
--------------------------------------------------------------------------------
  40,450,000   Sheffield Receivables, 5.72%,
               2/21/96                                                40,122,220
--------------------------------------------------------------------------------
  24,350,000   Siemens, 5.78%, 1/29/96                                24,240,533
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $687,533,819)                                     $  687,533,819
================================================================================
               EURODOLLAR TIME DEPOSITS - 21.17%
--------------------------------------------------------------------------------
$  8,000,000   Bank of Tokyo, 6.156%, 1/10/96                     $    8,000,000
--------------------------------------------------------------------------------
  30,000,000   Berliner Handles-und Franfurler
               Bank, 4.25%, 1/2/96                                    30,000,000
--------------------------------------------------------------------------------
  75,661,511   Commerz Bank, 3.50%, 1/2/96                            75,661,511
--------------------------------------------------------------------------------
  50,000,000   Mellon Bank, 5.937%, 1/2/96                            50,000,000
--------------------------------------------------------------------------------
  50,000,000   Mitsubishi Bank, 5.83%, 3/15/96                        50,000,000
--------------------------------------------------------------------------------
  60,000,000   Royal Bank of Canada, 5.50%,
               1/2/96                                                 60,000,000
--------------------------------------------------------------------------------
  40,000,000   Sanwa Bank, 5.94%, 2/15/96                             40,000,000
--------------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(Amortized Cost $313,661,511)                                     $  313,661,511
================================================================================
               UNITED STATES TREASURY BILLS - .66%
--------------------------------------------------------------------------------
$ 10,000,000 5.17%, 6/6/96
(Amortized Cost $9,774,531)                                       $    9,774,531
================================================================================
TOTAL INVESTMENTS
(Amortized Cost $1,420,393,102)                        95.87%     $1,420,393,102
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                   4.13          61,195,926
--------------------------------------------------------------------------------
NET ASSETS                                            100.00%     $1,481,589,028
================================================================================

                  See Notes to Financial Statements on Page 12

                    INSTITUTIONAL LIQUID ASSETS FUND                          10
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare dividends daily and pay monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the period December 11, 1995 (commencement of operations) to December 31, 1995, this fee aggregated $38,038.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period December 11, 1995 (commencement of operations) to December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust voluntarily agreed to limit all expenses of the Fund to 0.05 of 1% of the average daily net assets of the Fund, excluding the Portfolio's expenses, and 0.16 of 1% of the average daily net assets of the Fund, including the Portfolio's expenses. Bankers Trust voluntarily decided to waive and reimburse all the expenses of the Fund for the period December 11, 1995 (commencement of operations) to December 31, 1995. Such expenses amounted to $526,169.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

                    INSTITUTIONAL LIQUID ASSETS FUND                          11
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders
of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Institutional Liquid Assets Fund (one of the funds comprising BT Institutional Funds) as of December 31, 1995, and the related statements of operations, changes in net assets, and the financial highlights for the period December 11, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Liquid Assets Fund of BT Institutional Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                    LIQUID ASSETS PORTFOLIO                                   12
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Liquid Assets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $42,568.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $127,704.

From January 1, 1995 to December 10, 1995 Bankers Trust has voluntarily agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. From December 11, 1995 to December 31, 1995 Bankers Trust has voluntarily agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.11 of 1% of the average daily net assets of the Portfolio. For the period December 11, 1995 to December 31, 1995 Bankers Trust has agreed to waive all expenses incurred by the Portfolio. For the period January 1, 1995 to December 31, 1995 (see Note 1A), expenses of the Portfolio have been reduced by $178,381.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    LIQUID ASSETS PORTFOLIO                                   13
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Liquid Assets Portfolio:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995, the statements of changes in net assets for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 and the year ended December 31, 1994, and the financial highlights for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995, the year ended December 31, 1994, and for the period June 7, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996